TCW Funds Insight that works for you.™

N Share Prospectus

February 27, 2009

U.S. Equity Funds

TCW Balanced
TCW Dividend Focused
TCW Focused Equities
TCW Growth
TCW Growth Equities
TCW Large Cap Growth
TCW Relative Value Large Cap
TCW Relative Value Small Cap
TCW Select Equities
TCW Small Cap Growth
TCW Value Opportunities

Fixed Income Funds

Asset Allocation Funds

TCW Conservative Allocation
TCW Moderate Allocation
TCW Aggressive Allocation

This Prospectus tells you about the Class N shares of eighteen of the separate investment Funds offered by TCW Funds, Inc., each of which has different investment objectives and policies. Please read this document carefully and keep it for future reference.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

General Fund Information

Investment Objectives, Principal Investment Strategies and Main Risks

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies	Main Risks*
TCW Balanced Fund	Long-term capital appreciation and high current income	Invests in equity and debt securities	Equity risk, price volatility risk, interest rate risk, liquidity risk, credit risk, market risk, prepayment risk, extension risk and portfolio management risk.
TCW Dividend Focused Fund	High level of dividend income consistent with prudent management	Invests at least 80% of the value of its net assets in equity securities of issuers which pay dividends	Equity risk, price volatility risk, investment style risk, market risk and portfolio management risk.
TCW Focused Equities Fund	Long-term capital appreciation	Invests in the equity securities of 25-40 large capitalization companies	Equity risk, price volatility risk, investment style risk, market risk and portfolio management risk.
TCW Growth Fund	Long-term capital appreciation	Invests in equity securities issued by companies with market capitalizations within the range of companies comprising the Russell 3000 Growth Index	Equity risk, price volatility risk, liquidity risk, investment style risk, market risk, small and medium capitalization company risk and portfolio management risk.
TCW Growth Equities Fund	Long-term capital appreciation	Invests in equity securities of growth companies	Equity risk, price volatility risk, liquidity risk, investment style risk, market risk, small and medium capitalization company risk and portfolio management risk.
TCW Large Cap Growth Fund	Long-term capital appreciation	Invests in the equity securities of 35-50 large capitalization companies	Equity risk, price volatility risk, investment style risk, market risk and portfolio management risk.
TCW Relative Value Large Cap Fund	Capital appreciation	Invests in equity securities of large capitalization companies	Equity risk, price volatility risk, investment style risk, market risk and portfolio management risk.

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies	Main Risks*
TCW Relative Value Small Cap Fund	Capital appreciation	Invests in equity securities of small capitalization companies	Equity risk, price volatility risk, liquidity risk, investment style risk, market risk, small and medium capitalization company risk and portfolio management risk.
TCW Select Equities Fund	Long-term capital appreciation	Invests in common stock of mid and large capitalization companies	Equity risk, price volatility risk, investment style risk, market risk and portfolio management risk.
TCW Small Cap Growth Fund	Long-term capital appreciation	Invests at least 80% of the value of its net assets in equity securities issued by small capitalization growth companies	Equity risk, price volatility risk, liquidity risk, investment style risk, market risk, small and medium capitalization company risk and portfolio management risk.
TCW Value Opportunities Fund	Long-term capital appreciation	Invests in equity securities issued by midcap value companies	Equity risk, price volatility risk, liquidity risk, investment style risk, market risk, small and medium capitalization company risk and portfolio management risk.
TCW Core Fixed Income Fund	Maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle	Invests in fixed income securities	Interest rate risk (including extension risk and prepayment risk), credit risk (including “junk bond” risk), price volatility risk, liquidity risk, mortgage-backed securities risks, market risk, foreign investing risk and portfolio management risk.

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies	Main Risks*
TCW Emerging Markets Income Fund	High total return from current income and capital appreciation	Invests in debt securities issued by emerging market country governments or their agencies or instrumentalities or private corporate issuers	Interest rate risk, credit risk (including “junk bond” risk), foreign investing risk (including emerging market country risk), price volatility risk, liquidity risk, market risk, defaulted securities risk and portfolio management risk.
TCW High Yield Bond Fund	Maximize income and achieve above average total return consistent with reasonable risk over a full market cycle	Invests in high yield bonds, commonly known as “junk” bonds”	Credit risk (including “junk bond” risk), price volatility risk, interest rate risk, liquidity risk, market risk and portfolio management risk.
TCW Total Return Bond Fund	Maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle	Invests in mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States government, its agencies, instrumentalities or sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P	Interest rate risk (including extension risk and prepayment risk), mortgage-backed securities risks, credit risk, price volatility risk, liquidity risk, market risk and portfolio management risk.
TCW Conservative Allocation Fund	Current income and secondarily long-term capital appreciation.	Invests in a mix of TCW fixed income, equity and money market funds	Price volatility risk, liquidity risk, equity risk, market risk foreign investing risk, credit risk (including “junk bond” risk), interest rate risk (including extension risk and prepayment risk), investment style risk and portfolio management risk.

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies	Main Risks*
TCW Moderate Allocation Fund	Long-term capital appreciation and secondarily current income	Invests in a mix of TCW equity and fixed income funds, including funds that invest in high yield securities, commonly known as “junk bonds”	Price volatility risk, liquidity risk, equity risk, market risk foreign investing risk (including emerging markets risk), credit risk (including “junk bond” risk), interest rate risk (including extension risk and prepayment risk), investment style risk and portfolio management risk.
TCW Aggressive Allocation Fund	Long-term capital appreciation	Invests in a mix of TCW equity, fixed income and international funds including funds that invest in emerging markets	Price volatility risk, liquidity risk, equity risk, market risk, foreign investing risk (including emerging markets risk), credit risk (including “junk bond” risk), interest rate risk (including extension risk and prepayment risk), defaulted securities risk, investment style risk and portfolio management risk.

*	Please refer to each specific Fund for all Main Risks and to the Principal Risks section for more information on each of the risks.

Performance Summary

The bar charts and tables immediately following illustrate the variability of each Fund’s returns and are meant to provide some indication of the risks of investing in the Funds. The bar chart for each Fund shows the changes in performance of the Class N shares of each Fund from year to year. The table for each Fund illustrates how annualized one year, five year, and ten year (or since inception if shorter) returns, both before and after taxes, compare with those of a broad-based securities market index. The index is not actively managed and not available for direct investments. All figures assume reinvestment of dividends and distributions. The indices’ performance does not reflect any deduction for fees, expenses or taxes.

The performance information for the Dividend Focused, Relative Value Large Cap and Relative Value Small Cap Funds includes the performance of their predecessor funds (“Predecessor Funds”), which prior to December 14, 2001, were managed by SG Cowen Asset Management Inc. The performance of the Predecessor Funds in the bar charts and other tables was calculated using the fee and expenses, not including the 4.75% sales charges for Class A shares of the Predecessor Funds.

Certain Funds currently offer two classes of shares: Class I shares and Class N Shares. The bar charts and tables presented below illustrate the performance of the Class N shares of each Fund. Returns for the Class I shares will differ to the extent that the classes have different expenses and returns for the Class N shares would be expected to be lower than the returns of the Class I shares to the extent that the Class N shares have higher expenses than the Class I shares.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if you hold shares of a Fund through a tax-deferred arrangement, such as an individual retirement account or a 401(k) plan. In some cases the return after taxes on distributions and sale of fund shares for a period may exceed the average annual total return because this calculation assumes that an investor received a tax deduction for any losses incurred.

As with all mutual funds, past performance, both before and after taxes, is not a prediction of future results.

TCW Balanced Fund

Best and worst quarterly performance during this period

Quarter ended June 30, 2007	4.23%	Best
Quarter ended December 31, 2008	-12.25%	Worst

Average Annual Total Return For Periods Ended December 31, 2008

	1 Year	5 Years	Since Inception (9/1/2006)
Return Before Taxes	-23.78%	N/A	-8.50%
Return After Taxes on Distributions	-24.18%	N/A	-9.21%
Return After Taxes on Distributions and Sale of Fund Shares	-15.14%	N/A	-7.33%
S&P 500 Index (60%) Barclays Capital U.S. Aggregate Bond Index (40%)	-22.06%	N/A	-5.26%

The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

TCW Dividend Focused Fund

Best and worst quarterly performance during this period

Quarter ended September 30, 2000	16.84%	Best
Quarter ended December 31, 2008	-26.89%	Worst

Average Annual Total Return For Periods Ended December 31, 2008

	1 Year	5 Years	10 Years
Return Before Taxes	-43.92%	-4.03%	3.23%
Return After Taxes on Distributions	-44.15%	-4.46%	2.07%
Return After Taxes on Distributions and Sale of Fund Shares	-28.09%	-3.15%	2.54%
Russell 1000® Value Index	-36.85%	-0.79%	1.36%

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

TCW Focused Equities Fund

Best and worst quarterly performance during the period

Quarter ended December 31, 2003	19.77%	Best
Quarter ended December 31, 2008	-31.47%	Worst

Average Annual Total Return For Periods Ended December 31, 2008

	1 Year	5 Years	From Inception/ Registration or 10 years
Return from Registration Date (3/1/2001)	-45.09%	-4.12%	-2.03%
Return After Taxes on Distributions	-45.13%	-4.15%	-2.07%
Return After Taxes on Distributions and Sale of Fund Shares	-29.26%	-3.44%	-1.71%
S&P 500 Index	-37.00%	-2.19%	-1.38%
Return Before Taxes Including Predecessor Entity Performance	-45.09%	-4.12%	0.60%

The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

TCW Growth Fund

Best and worst quarterly performance during this period

Quarter ended June 30, 2008	9.13%	Best
Quarter ended December 31, 2008	-25.31%	Worst

Average Annual Total Return For Periods Ended December 31, 2008

	1 Year	5 Years	Since Inception (1/2/2008)
Return Before Taxes	-40.25%	N/A	-40.25%
Return After Taxes on Distributions	-40.25%	N/A	-40.25%
Return After Taxes on Distributions and Sale of Fund Shares	-26.16%	N/A	-26.16%
Russell 3000® Growth Index	-38.44%	N/A	-38.44%

The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

TCW Growth Equities Fund

Best and worst quarterly performance during this period

Quarter ended September 30, 2007	15.45%	Best
Quarter ended December 31, 2008	-26.35%	Worst

Average Annual Total Return For Periods Ended December 31, 2008

	1 Year	5 Years	Since Inception (3/1/2004)
Return Before Taxes	-46.60%	N/A	-2.59%
Return After Taxes on Distributions	-46.60%	N/A	-2.93%
Return After Taxes on Distributions and Sale of Fund Shares	-30.29%	N/A	-2.10%
Russell Midcap® Growth Index	-44.32%	N/A	-3.40%

The Russell Midcap® Growth Index measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values.

TCW Large Cap Growth Fund

Best and worst quarterly performance during this period

Quarter ended June 30, 2008	10.38%	Best
Quarter ended December 31, 2008	-28.42%	Worst

Average Annual Total Return For Periods Ended December 31, 2008

	1 Year	5 Years	Since Inception (2/2/2006)
Return Before Taxes	-45.04%	N/A	-14.01%
Return After Taxes on Distributions	-45.04%	N/A	-14.01%
Return After Taxes on Distributions and Sale of Fund Shares	-29.28%	N/A	-11.61%
Russell 1000® Growth Index	-38.44%	N/A	-9.55%

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

TCW Relative Value Large Cap Fund

Best and worst quarterly performance during this period

Quarter ended June 30, 2003	17.98%	Best
Quarter ended December 31, 2008	-25.24%	Worst

Average Annual Total Return For Periods Ended December 31, 2008

	1 Year	5 Years	10 Years
Return Before Taxes	-40.94%	-2.73%	1.42%
Return After Taxes on Distributions	-41.11%	-3.03%	1.16%
Return After Taxes on Distributions and Sale of Fund Shares	-26.39%	-2.22%	1.20%
Russell 1000® Value Index	-36.85%	-0.79%	1.36%

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

TCW Relative Value Small Cap Fund

Best and worst quarterly performance during this period

Quarter ended June 30, 2003	23.76%	Best
Quarter ended December 31, 2008	-34.12%	Worst

Average Annual Total Return For Periods Ended December 31, 2008

	1 Year	5 Years	10 Years
Return Before Taxes	-44.51%	-6.68%	5.46%
Return After Taxes on Distributions	-44.51%	-7.44%	4.73%
Return After Taxes on Distributions and Sale of Fund Shares	-28.93%	-5.14%	4.89%
Russell 2000® Index	-33.79%	-0.93%	3.02%

The Russell 2000® Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-value ratios and higher forecasted growth values.

TCW Select Equities Fund

Best and worst quarterly performance during this period

Quarter ended December 31, 2001	25.92%	Best
Quarter ended September 30, 2001	-25.83%	Worst

Average Annual Total Return For Periods Ended December 31, 2008

	1 Year	5 Years	Since Inception (3/1/1999)
Return Before Taxes	-38.06%	-5.00%	-1.90%
Return After Taxes on Distributions	-39.51%	-5.82%	-2.62%
Return After Taxes on Distributions and Sale of Fund Shares	-22.84%	-4.10%	-1.63%
Russell 1000® Growth	-38.44%	-3.42%	-4.44%

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth rates.

TCW Small Cap Growth Fund

Best and worst quarterly performance during this period

Quarter ended December 31, 2001	41.10%	Best
Quarter ended September 30, 2001	-45.14%	Worst

Average Annual Total Return For Periods Ended December 31, 2008

	1 Year	5 Years	Since Inception (3/1/1999)
Return Before Taxes	-38.96%	-0.64%	-2.95%
Return After Taxes on Distributions	-38.96%	-0.64%	-3.10%
Return After Taxes on Distributions and Sale of Fund Shares	-25.32%	-0.54%	-2.37%
Russell 2000® Growth Index	-38.54%	-2.35%	-0.25%

The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and high forecasted growth values.

TCW Value Opportunities Fund

Best and worst quarterly performance during this period.

Quarter ended December 31, 2001	29.92%	Best
Quarter ended December 31, 2008	-27.28%	Worst

Average Annual Total Return For Periods Ended December 31, 2008

	1 Year	5 Years	Since Inception (11/1/2000)
Return Before Taxes	-38.06%	-4.29%	2.33%
Return After Taxes on Distributions	-38.13%	-5.53%	1.18%
Return After Taxes on Distributions and Sale of Fund Shares	-24.68%	-3.47%	1.91%
Russell Midcap® Value Index	-38.44%	0.33%	4.15%

The Russell Midcap® Value Index measures the performance of those companies in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values.

TCW Core Fixed Income Fund

Best and worst quarterly performance during this period

Quarter ended December 31, 2000	4.61%	Best
Quarter ended June 30, 2003	-2.43%	Worst

Average Annual Total Return For Periods Ended December 31, 2008

	1 Year	5 Years	Since Inception (3/1/1999)
Return Before Taxes	3.63%	3.87%	5.11%
Return After Taxes on Distributions	1.68%	2.21%	3.24%
Return After Taxes on Distributions and Sale of Fund Shares	2.38%	2.33%	3.23%
Barclays Capital U.S. Aggregate Bond Index	5.24%	4.65%	5.84%

The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

TCW Emerging Markets Income Fund

Best and worst quarterly performance during this period

Quarter ended June 30, 2005	3.58%	Best
Quarter ended December 31, 2008	-9.18%	Worst

Average Annual Total Return For Periods Ended December 31, 2008

	1 Year	5 Years	Since Inception (3/1/2004)
Return Before Taxes	-12.68%	N/A	3.34%
Return After Taxes on Distributions	-15.57%	N/A	2.01%
Return After Taxes on Distributions and Sale of Fund Shares	-8.12%	N/A	2.27%
JP Morgan EMBI Global Diversified Index	-12.03%	N/A	4.69%

The JP Morgan EMBI Global Diversified Index is a market capitalization-weighted total return index of U.S. dollars and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.

TCW High Yield Bond Fund

Best and worst quarterly performance during this period

Quarter ended June 30, 2003	8.24%	Best
Quarter ended December 31, 2008	-17.86%	Worst

Average Annual Total Return For Periods Ended December 31, 2008

	1 Year	5 Years	Since Inception (3/1/1999)
Return Before Taxes	-25.96%	-2.16%	0.88%
Return After Taxes on Distributions	-28.07%	-4.78%	-2.16%
Return After Taxes on Distributions and Sale of Fund Shares	-16.59%	-3.04%	-0.90%
Citigroup High Yield Cash Pay Custom Index	-24.98%	-0.90%	2.39%

The Citigroup High Yield Cash Pay Custom Index is a blend of the Citigroup High Yield Cash Pay Index and Citigroup High Yield Cash Pay Capped Index. The Citigroup High Yield Cash Pay Index is composed of those cash-pay securities included in the Citigroup US High Yield Market Index with remaining maturities of at least one year. The Citigroup US High Yield Market Index captures the performance of below investment-grade debt issued by corporations domiciled in the United States or Canada and includes cash-pay and deferred interest securities that are publicly placed, have a fixed coupon and are non-convertible. The Citigroup High Yield Cash Pay Capped Index includes only cash-pay bonds with remaining maturities of at least one year and a minimum amount outstanding of USD 100 million and a cap on the prior amount of each issuer in the Index at USD 5 billion.

TCW Total Return Bond Fund

Best and worst quarterly performance during this period

Quarter ended December 31, 2000	5.83%	Best
Quarter ended June 30, 2004	-1.95%	Worst

Average Annual Total Return For Periods Ended December 31, 2008

	1 Year	5 Years	Since Inception (3/1/1999)
Return Before Taxes	0.89%	3.99%	5.52%
Return After Taxes on Distributions	-1.25%	2.25%	3.49%
Return After Taxes on Distributions and Sale of Fund Shares	0.59%	2.39%	3.49%
Barclays Capital U.S. Aggregate Bond Index	5.24%	4.65%	5.84%

The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

TCW Conservative Allocation Fund

Best and worst quarterly performance during this period

Quarter ended September 30, 2007	2.83%	Best
Quarter ended September 30, 2008	-6.41%	Worst

Average Annual Total Return For Periods Ended December 31, 2008

	1 year	5 years	From Inception (11/16/2006)
Return Before Taxes	-11.90%	N/A	-3.99%
Return After Taxes on Distributions	-12.31%	N/A	-5.01%
Return After Taxes on Distributions and Sale of Fund Shares	-7.71%	N/A	-3.88%
40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index	-13.65%	N/A	-3.44%

The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage backed securities with maturities of at least one year.

TCW Moderate Allocation Fund

Best and worst quarterly performance during this period

Quarter ended September 30, 2007	4.31%	Best
Quarter ended December 31, 2008	-15.74%	Worst

Average Annual Total Return For Periods Ended December 31, 2008

	1 Year	5 Years	From Inception (11/16/2006)
Return Before Taxes	-29.02%	N/A	-11.99%
Return After Taxes on Distributions	-29.51%	N/A	-13.25%
Return After Taxes on Distributions and Sale of Fund Shares	-18.73%	N/A	-10.59%
60% Russell 1000® Index/40% Barclays Capital U.S. Universal Index	-23.39%	N/A	-8.73%

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total U.S. equity market capitalization of the Russell 3000® Index.

The Barclays Capital U.S. Universal Index represents the union of the Barclays Capital U.S. Aggregate Index, U.S. Corporate High-Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment-grade or below investment grade.

TCW Aggressive Allocation Fund

Best and worst quarterly performance during this period

Quarter ended June 30, 2007	4.73%	Best
Quarter ended December 31, 2008	-17.48%	Worst

Average Annual Total Return For Periods Ended December 31, 2008

	1 Year	5 Years	From Inception (11/16/2006)
Return Before Taxes	-34.83%	N/A	-16.10%
Return After Taxes on Distributions	-35.16%	N/A	-16.44%
Return After Taxes on Distributions and Sale of Fund Shares	-22.47%	N/A	-13.56%
75% MSCI World Index/25% Citigroup World Government Bond Index	-29.71%	N/A	-10.46%

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets of 23 countries in North America, Europe and the Asia/Pacific Region. The Citigroup World Government Bond Index is a market-capitalization-weighted index that tracks the performance of 22 investment grade government bond markets.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Class N shares of the Funds. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Class N shares of the Funds have no sales charge (load), but are subject to Rule 12b-1 distribution fees. The expense shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2008.

Fee Table

	Balanced Fund		Dividend Focused Fund	Focused Equities Fund	Growth Fund	Growth Equities Fund	Large Cap Growth Fund	Relative Value Large Cap Fund	Relative Value Small Cap Fund	Select Equities Fund
Shareholder Fees (fees paid directly from your investment)
1) Redemption Fees	None		None	None	None	None	None	None	None	None
2) Exchange Fees	None		None	None	None	None	None	None	None	None
3) Maximum Contingent Deferred Sales Load	None		None	None	None	None	None	None	None	None
4) Maximum Sales Charge (Load) on Reinvested Dividends	None		None	None	None	None	None	None	None	None
5) Maximum Sales Charge (Load) on Purchases	None		None	None	None	None	None	None	None	None
6) Maximum Account Maintenance Fee	None		None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)
Management Fees.	0.60%		0.75%	0.65%	0.75%	1.00%	0.65%	0.75%	0.90%	0.75%
Distribution (12b-1) Fees	0.25%		0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.55%		0.18%	0.38%	9.07%	0.68%	0.64%	0.19%	0.37%	0.20%

Total Annual Fund Operating Expenses	1.40	%(1)	1.18%	1.28%	10.07%(2)	1.93%(3)	1.54%(4)	1.19%	1.52%(5)	1.20%

	Small Cap Growth Fund		Value Opportunities Fund	Core Fixed Income Fund	Emerging Markets Income Fund	High Yield Bond Fund	Total Return Bond Fund
Shareholder Fees (fees paid directly from your investment)
1) Redemption Fees	None		None	None	2.00%	None	None
2) Exchange Fees	None		None	None	2.00%	None	None
3) Maximum Contingent Deferred Sales Load	None		None	None	None	None	None
4) Maximum Sales Charge (Load) on Reinvested Dividends	None		None	None	None	None	None
5) Maximum Sales Charge (Load) on Purchases	None		None	None	None	None	None
6) Maximum Account Maintenance Fee	None		None	None	None	None	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)
Management Fees	1.00%		0.80%	0.40%	0.75%	0.75%	0.50%
Distribution (12b-1) Fees	0.25%		0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.39%		0.22%	0.18%	0.97%	0.30%	0.09%

Total Annual Fund Operating Expenses	1.64	%(6)	1.27%	0.83%(7)	1.97%(8)	1.30%(9)	0.84%(10)

(1)

The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2008, the Fund’s Annual Operating Expenses were 1.12% of Net Assets as a result of the expense limitation.

(2)

Estimated. The Advisor has agreed to pay the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2008, the Lipper, Inc. the Fund’s Annual Operating Expenses were 1.41% of Net Assets as a result of the expense limitation.

(3)

The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2008, the Fund’s Annual Operating Expenses were 1.50% of Net Assets as a result of the expense limitation.

(4)

The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2008, the Fund’s Annual Operating Expenses were 1.35% of Net Assets as a result of the expense limitation.

(5)

The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2008, the Fund’s Annual Operating Expenses were 1.46% of Net Assets as a result of the expense limitation.

(6)

The Advisor paid the operating expenses of the Fund to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and terminable on six months notice. For the fiscal year ended October 31, 2008, the Fund’s Annual Operating Expenses were 1.61% of Net Assets as a result of the expense limitation.

(7)

The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses of the Fund to 0.73%. The expense limitation is voluntary and is terminable on sixty days notice.

(8)

The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2008, the Fund’s Annual Operating Expenses were 1.36% as a result of the expense limitation.

(9)

The Advisor paid the operating expenses of the Fund to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and terminable on six months notice. For the fiscal year ended October 31, 2008, the Fund’s Annual Operating Expenses were 1.20% as a result of the expense limitation.

(10)	The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to 0.73%. The expense limitation is terminable on sixty days notice.

	Conservative Allocation Fund		Moderate Allocation Fund	Aggressive Allocation Fund
Shareholder Fees (fees paid directly from your investment)
1) Redemption Fees	None		None	None
2) Exchange Fees	None		None	None
3) Maximum Contingent Deferred Sales Load	None		None	None
4) Maximum Sales Charge (Load) on Reinvested Dividends	None		None	None
5) Maximum Sales Charge (Load) on Purchases	None		None	None
6) Maximum Account Maintenance Fee	None		None	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)
Management Fees	None		None	None
Distribution (12b-1) Fees	0.25%		0.25%	0.25%
Other Expenses	15.22%		13.77%	15.25%
Estimated Acquired Funds Fees and Expenses(1)	0.63%		0.92%	1.02%

Total Annual Fund Operating Expenses	16.10	%(2)	14.94%(3)	16.52%(4)

(1)

In addition to the “Other Expenses” which the Funds bear directly, the Funds’ shareholders indirectly bear the expenses of the underlying funds in which a Fund invests. The Funds’ estimated indirect expenses from investing in the underlying funds, based on average invested balance in each underlying fund is as shown in the table. Certain of the underlying funds’ expenses reflect fee reductions and waivers.

(2)

The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2008, the Fund’s Annual Operating Expenses were 0.98% of Net Assets as a result of the expense limitation.

(3)

The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2008, the Fund’s Annual Operating Expenses were 1.04% of Net Assets as a result of the expense limitation.

(4)

The Advisor paid the operating expenses of the Fund to reduce Annual Fund Operating Expenses to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. For the fiscal year ended October 31, 2008, the Fund’s Annual Operating Expenses were 1.39% of Net Assets as a result of the expense limitation.

Expense Example

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples use the gross expense ratio before any expense waiver or reimbursement. They illustrate the hypothetical expenses that you would incur over various time periods if you invest $10,000 in a Fund’s shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period. These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

	1 Year	3 Years	5 Years	10 Years
TCW Balanced Fund	$143	$443	$766	$1,680
TCW Dividend Focused Fund	$120	$375	$649	$1,432
TCW Focused Equities Fund	$130	$406	$702	$1,545
TCW Growth Fund	$981	$2,798	$4,434	$7,853
TCW Growth Equities Fund	$196	$606	$1,092	$2,554
TCW Large Cap Growth Fund	$157	$486	$839	$1,835
TCW Relative Value Large Cap Fund	$121	$378	$654	$1,443
TCW Relative Value Small Cap Fund	$155	$480	$829	$1,813
TCW Select Equities Fund	$122	$381	$660	$1,455
TCW Small Cap Growth Fund	$167	$517	$892	$1,944
TCW Value Opportunities Fund	$129	$403	$697	$1,534
TCW Core Fixed Income Fund	$85	$265	$460	$1,025
TCW Emerging Markets Income Fund	$200	$618	$1,062	$2,296
TCW High Yield Bond Fund	$132	$412	$713	$1,568
TCW Total Return Bond Fund	$86	$268	$466	$1,037
TCW Conservative Allocation Fund	$1,521	$4,074	$6,093	$9,476
TCW Moderate Allocation Fund	$1,420	$3,850	$5,821	$9,270
TCW Aggressive Allocation Fund	$1,557	$4,153	$6,186	$9,540

TCW Balanced Fund

Investment Objective/Approach

The Fund seeks long-term capital appreciation. The Fund also seeks to produce high current income. To pursue these goals, the Fund will invest, except when maintaining a temporary defensive position, in a combination of equity securities and debt securities, such as but not limited to common stocks; preferred stocks; rights or warrants to purchase common or preferred stock; American Depository Receipts (“ADRs”); other securities with equity characteristics; convertible preferred stocks; convertible debt securities; U.S. Government and corporate debt securities; and other debt securities, including mortgage- and asset-backed securities. Investments in non-U.S. corporate debt securities will be U.S. dollar denominated. The allocation of assets invested in each type of security is designed to balance long-term capital appreciation and yield income. The Fund expects to change its allocation mix over time based on the portfolio managers’ views of economic conditions and underlying security values. It is anticipated that the range of equity securities, under normal circumstances, will be between 25% and 75% of the Fund’s total assets and debt securities, under normal circumstances, will be in the range of 25% to 75% of the Fund’s total assets. Actual allocations may differ from the targeted range due to market fluctuations and other factors.

When evaluating equity securities, the portfolio managers emphasize investing in companies that tend to have one or more economic characteristics that are lower than the equivalent characteristics for companies in the S&P Index and prefers companies with a dividend yield although a dividend yielding stock is not obligatory. The portfolio managers seek companies they believe are neglected or out-of-favor and whose stock prices are low in relation to current earnings, cash flow, book value and sales and those companies that they believe have reasonable prospects for growth even though expectations for these companies are low and their valuations are temporarily depressed.

When evaluating debt securities, the portfolio managers use a bottom-up investment process that focuses more on security and sector selection than macro-economic variables. The investment process seeks to add value by selecting the best available debt securities as well as tactically allocating among various sectors from time to time. In managing the Fund’s investments the portfolio managers use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income market. These components include:

•	security selection within a given sector

•	relative performance of the various market sectors

•	the shape of the yield curve

•	fluctuations in the overall level of interest rates

For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, bankers acceptances, commercial paper, repurchase agreements, shares of money market mutual funds and other types of money market instruments. In addition, the Fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or during periods when the portfolio managers believe prevailing market conditions call for a defensive posture. If the Fund invests substantially in such instruments, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the intermediate and long-term prospects for the company are poor, there is a perceived deterioration in the credit fundamentals of the company, the portfolio managers determine to take advantage of a better investment opportunity or the individual security has reached its sell target.

Jeffrey E. Gundlach and Diane E. Jaffee are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its objective will depend largely on the portfolio managers’ ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	equity risk

•	interest rate risk

•	price volatility risk

•	credit risk

•	liquidity risk

•	securities selection risk

•	market risk

•	portfolio management risk

•	extension risk of mortgage-backed securities

•	prepayment risk of mortgage-backed securities

•	investment style risk

•	securities lending risk

•	non-diversification risk

•	asset-backed securities risk

Please refer to the Principal Risks section for more information on each of the risks listed above.

TCW Dividend Focused Fund

Investment Objective/Approach

The Fund seeks to realize a high level of dividend income consistent with prudent investment management. Capital appreciation is a secondary objective. To pursue this goal, the Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in equity securities of companies that have a record of paying dividends. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The portfolio manager analyzes economic and market conditions and identifies securities that she believes will make the best investments in the pursuit of the Fund’s investment objectives. In selecting the investments, the portfolio manager considers factors which may include one or more of the following:

•	the company’s current valuation

•	market capitalization

•	price/earnings ratio

•	current dividend yield

•	the company’s potential for a strong positive cash flow and future dividend growth.

The Fund will generally invest in equity securities which include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common stock and preferred stock such as convertible preferred stock, bonds and debentures; ADRs and other securities with equity characteristics.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, bankers acceptances, commercial paper, repurchase agreements, shares of money market mutual funds and other types of money market instruments. In addition, the Fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or during periods when the portfolio manager believes prevailing market conditions call for a defensive posture. If the Fund invests substantially in such instruments, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the immediate and long-term prospects for the company are poor, the portfolio manager determines to take advantage of a better investment opportunity or the individual security has reached its sell target.

Diane E. Jaffee is the Fund’s portfolio manager.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the portfolio manager’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	securities lending risk

Please refer to the Principal Risks section for more information on each of the risks listed above.

TCW Focused Equities Fund

Investment Objective/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. These equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds and debentures; ADRs; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion dollars at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest in companies trading at a price the portfolio managers believe are below their intrinsic value.

The Fund will typically invest in a portfolio of 25 to 40 issues. In managing the Fund’s investments, the portfolio managers seek to invest in attractively valued equity securities where the return on invested capital is improving. Bottom-up fundamental research is used to identify these companies. The portfolio managers will use both qualitative and quantitative screening criteria to supplement the fundamental research. The portfolio managers’ quantitative screening focuses on companies that have a disciplined approach to investing capital and favors companies with increasing return on invested capital.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, bankers acceptances, commercial paper, repurchase agreements, shares of money market mutual funds and other types of money market instruments. In addition, the Fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or during periods when the portfolio managers believe prevailing market conditions call for a defensive posture. If the Fund invests substantially in such instruments, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor, the portfolio managers determine to take advantage of a better investment opportunity or the individual security has reached its sell target.

Thomas K. McKissick and N. John Snider are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the portfolio managers’ ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	securities lending risk

•	non-diversification risk

Please refer to the Principal Risks section for more information on each of the risks listed above.

TCW Growth Fund

Investment Objective/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 3000® Growth Index. As of December 31, 2008, the market capitalization of companies included in the Russell 3000® Growth Index was between $9.0 million and $406 billion.

Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible bonds and debentures; and other securities with equity characteristics. The Fund may also invest in foreign securities listed on a U.S. exchange or in the form of depositary receipts such as ADRs or listed on a foreign exchange. In addition, the Fund may invest in exchange traded funds (“ETFs”).

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies, across all market capitalizations, one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund’s investment policies.

The Fund seeks to manage risk by limiting weighting in any security or any one sector.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, bankers acceptances, commercial paper, repurchase agreements, shares of money market mutual funds and other types of money market instruments. In addition, the Fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or during periods when the portfolio managers believe prevailing market conditions call for a defensive posture. If the Fund invests substantially in such instruments, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate or long-term prospects for the company are poor, the portfolio managers determine to take advantage of a better investment opportunity or the individual security has reached its sell target. The Fund will also sell if an individual security weighting or sector weighting is too large.

The Advisor uses multiple portfolio managers to manage the Fund’s assets. Under this approach, the Fund’s investment portfolio is divided into segments managed by individual portfolio managers. The portfolio managers decide how their respective segments will be invested.

Derek S. Derman, Donald E. Evenson, Husam H. Nazer, Robert J. Park, Michael P. Reilly, R. Brendt Stallings and Anthony S. Valencia are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the portfolio managers’ ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	small and mid-capitalization company risk

•	securities lending risk

•	foreign investing risk

•	non-diversification risk

Please refer to the Principal Risks section for more information on each of the risks listed above.

TCW Growth Equities Fund

Investment Objective/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund anticipates that at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) will be invested (except when maintaining a temporary defensive position) in equity securities. If the Fund changes this investment policy it will notify shareholders at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible bonds and debentures; and other securities with equity characteristics. Generally, at the time a new position is initially purchased into the Fund, the issuer will be within the capitalization range of the companies comprising the Russell MidCap® Growth Index. As of December 31, 2008, the market capitalization range of the Russell Midcap® Growth Index was between $24.0 million and $14.6 billion. The Fund will be primarily invested in issuers which are characterized as “growth” companies according to criteria established by the portfolio manager. Within these parameters, the Fund may invest in securities of foreign companies listed on a U.S. exchange or in ADRs of such companies.

The portfolio manager utilizes a “bottom-up” approach to identify securities for investment. First, the quantitative and qualitative criteria is used to screen companies. The portfolio management team then subjects companies that make it through this screening process to fundamental analysis, which generally looks for at least one or more of the following factors:

•	a demonstrated record of consistent earnings growth or the potential to grow earnings

•	an ability to earn an attractive return on equity

•	a price/earnings ratio which is less than the portfolio management team’s internally estimated three-year earnings growth rate

•	a large and growing market share

•	a strong balance sheet

•	significant ownership interest by management and a strong management team.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, bankers acceptances, commercial paper, repurchase agreements, shares of money market mutual funds and other types of money market instruments. In addition, the Fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or during periods when the portfolio manager believes prevailing market conditions call for a defensive posture. If the Fund invests substantially in such instruments, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor, the portfolio manager determines to take advantage of a better investment opportunity or the individual security has reached its sell target. The Fund will also sell if an individual security weighting or sector weighting is too large.

R. Brendt Stallings is the Fund’s portfolio manager.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the portfolio manager’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	small and mid-capitalization company risk

•	securities lending risk

•	foreign investing risk

•	non-diversification risk

Please refer to the Principal Risks section for more information on each of the risks listed above.

TCW Large Cap Growth Fund

Investment Objective/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. These equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock, such as convertible preferred stock, bonds and debentures; ADRs; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in publicly traded equity securities of companies with a market capitalization of greater than $3 billion dollars at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Fund will typically invest in a portfolio of 35 to 50 securities. In managing the Fund’s investments, the portfolio managers seek to invest in companies with superior and sustainable revenue and earnings growth. The portfolio managers evaluate, analyze and select companies:

•	that exhibit catalysts for growth

•	that have superior value creation potential

•	that have sustainable competitive advantages

•	that have superior profitability

Portfolio weightings are driven by bottom-up fundamental research, and the portfolio managers’ conclusions regarding sustainability and viability of earnings, degree of expected return, and the presence of definable growth catalysts.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, bankers acceptances, commercial paper, repurchase agreements, shares of money market mutual funds and other types of money market instruments. In addition, the Fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or during periods when the portfolio managers believe prevailing market conditions call for a defensive posture. If the Fund invests substantially in such instruments, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the portfolio managers determine to take advantage of a better investment opportunity or the individual security has reached its sell target.

Donald E. Evenson and Derek S. Derman are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the portfolio managers’ ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	securities lending risk

•	non-diversification risk

Please refer to the Principal Risks section for more information on each of the risks listed above.

TCW Relative Value Large Cap Fund (Previously Named
TCW Diversified Value Fund)

Investment Objective/Approach

The Fund seeks capital appreciation, with a secondary goal of current income. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds and debentures; ADRs; and other securities with equity characteristics. The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in equity securities of companies with a market capitalization of greater than $1 billion at the time of purchase. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest mostly in companies the portfolio managers believe are “value companies.”

In managing the Fund’s investments, the portfolio management team blends a number of investment strategies. The portfolio management team emphasizes investing in companies that tend to have one or more characteristics that are lower than the equivalent characteristics for companies in the S&P 500 Index. The portfolio managers seek companies that they believe are neglected or out of favor and whose stock prices are low in relation to current earnings, cash flow, book value and sales and those companies that they believe have reasonable prospects for growth even though the expectations for these companies are low and their valuations are temporarily depressed.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, bankers acceptances, commercial paper, repurchase agreements, shares of money market mutual funds and other types of money market instruments. In addition, the Fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or during periods when the portfolio managers believe prevailing market conditions call for a defensive posture. If the Fund invests substantially in such instruments, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of the underlying fundamentals, the intermediate and long-term prospects for the company are poor, the portfolio managers determine to take advantage of a better investment opportunity or the individual security has reached its sell target.

Diane E. Jaffee and Matthew J. Spahn are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the portfolio managers’ ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	securities lending risk

Please refer to the Principal Risks section for more information on each of the risks listed above.

TCW Relative Value Small Cap Fund

Investment Objective/Approach

The Fund seeks capital appreciation. Current income is incidental.

To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the S&P SmallCap 600 Index. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. As of December 31, 2008, the market capitalization of companies included in the S&P SmallCap 600 Index was between $15.0 million and $2.3 billion. Within these parameters, the Fund may invest up to 10% of its assets in securities of foreign companies listed on U.S. exchanges or in ADRs of such companies.

In managing the Fund’s investments, the portfolio manager tries to identify those companies that have fallen out of favor and whose stock is selling below what the portfolio manager believes is its real value. The portfolio management team looks for those stocks with a potential catalyst such as new products, technologies, or management that will trigger an increase in their value. The portfolio management team analyzes each candidate’s fundamental strength, looking for companies with well positioned product lines and experienced management with equity ownership. In the course of this analysis, the portfolio management team often discovers that many individual stocks in a particular industry or market sector offer attractive investment opportunities. The portfolio management team’s analysis finds that frequently the market undervalues entire industries and sectors, offering a cluster of candidates that meet the investment criteria. As a result, the portfolio manager may focus the Fund’s investments in a number of industries that the portfolio management team’s analysis has revealed as poised for growth.

The Fund will generally invest in equity securities which include common and preferred stock; rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stocks such as convertible preferred stock, bonds and debentures; ADRs; and other securities with equity characteristics.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term U.S. Government securities,

bank certificates of deposit, bankers acceptances, commercial paper, repurchase agreements, shares of money market mutual funds and other types of money market instruments. In addition, the Fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or during periods when the portfolio manager believes prevailing market conditions call for a defensive posture. If the Fund invests substantially in such instruments, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor, the portfolio manager determines to take advantage of a better investment opportunity or the individual security has reached its sell target.

Diane E. Jaffee is the Fund’s portfolio manager.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the portfolio manager’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	small and mid-capitalization company risk

•	securities lending risk

•	foreign investing risk

Please refer to the Principal Risks section for more information on each of the risks listed above.

TCW Select Equities Fund

Investment Objective/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in the common stocks of mid and large capitalization companies. The portfolio manager uses a highly focused approach which seeks to achieve superior long-term returns over a full market cycle by owning shares in companies that are believed to have strong and enduring business models and inherent advantages over their competitors. Except when maintaining a temporary defensive position, the Fund anticipates that at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) will be invested in equity securities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of this change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds and debentures; ADRs; and other securities with equity characteristics.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, bankers acceptances, commercial paper, repurchase agreements, shares of money market mutual funds and other types of money market instruments. In addition, the Fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or during periods when the portfolio manager believes prevailing market conditions call for a defensive posture. If the Fund invests substantially in such instruments, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, in the portfolio manager’s opinion the security becomes fully valued, the portfolio manager concludes that the intermediate and long-term prospects for the company are poor, the security becomes too large a position in the Fund or the portfolio manager determines to take advantage of a better investment opportunity.

Craig C. Blum is the Fund’s portfolio manager.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the portfolio manager’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	securities lending risk

•	non-diversification risk

Please refer to the Principal Risks section for more information on each of the risks listed above.

TCW Small Cap Growth Fund

Investment Objective/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 2000® Growth Index. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. As of December 31, 2008, the market capitalization of companies included in the Russell 2000® Growth Index was between $9.0 million and $3.3 billion. Equity securities include common and preferred stock such as convertible preferred stock, bonds and debentures; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. Within these parameters, the Fund may invest in securities of foreign companies listed on a U.S. exchange or in ADRs of such companies.

In managing the Fund’s investments, the portfolio management team pursues a small cap growth investment philosophy. That philosophy consists of fundamental company-by-company analysis to screen potential investments and to monitor securities in the Fund’s portfolio.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, bankers acceptances, commercial paper, repurchase agreements, shares of money market mutual funds and other types of money market instruments. In addition, the Fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or during periods when the portfolio manager believes prevailing market conditions call for a defensive posture. If the Fund invests substantially in such instruments, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the portfolio manager concludes that intermediate and long-term prospects for the company are poor, the portfolio manager determines to take advantage of a better investment opportunity or the individual security has reached its sell target.

Husam H. Nazer is the Fund’s portfolio manager.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the portfolio manager’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	small and mid-capitalization company risk

•	securities lending risk

•	foreign investing risk

•	non-diversification risk

Please refer to the Principal Risks section for more information on each of the risks listed above.

TCW Value Opportunities Fund

Investment Objective/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities of companies with market capitalizations, at the time of acquisition, within the capitalization range of companies comprising the Russell Midcap® Value Index. As of December 31, 2008, the market capitalization of companies included in the Russell Midcap® Value Index was between $24.0 million and $14.0 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds and debentures; ADRs; and other securities with equity characteristics.

In managing the Fund’s investments, the portfolio management team generally looks to invest the Fund’s assets in the equity securities of companies that they believe are in one or more of the following situations:

•	have undervalued assets

•	have undervalued growth potential

•	are in a turnaround situation

For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, bankers acceptances, commercial paper, repurchase agreements, shares of money market mutual funds and other types of money market instruments. In addition, the Fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or during periods when the portfolio managers believe prevailing market conditions call for a defensive posture. If the Fund invests substantially in such instruments, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Investments will be sold for reasons such as when it is judged by the portfolio managers that a company will not achieve anticipated results, a position becomes larger than a predetermined percentage of the portfolio or the portfolio managers believe the investment has become fully valued.

John A. Gibbons and Susan I. Suvall are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the portfolio managers’ ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	small and mid-capitalization company risk

•	securities lending risk

•	non-diversification risk

Please refer to the Principal Risks section for more information on each of the risks listed above.

TCW Core Fixed Income Fund

Investment Objective/Approach

The Fund seeks to provide maximum current income and achieve above average total return consistent with prudent investment management over a full market cycle. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in debt securities. These debt securities include U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities (government and corporate), and other securities bearing fixed or variable interest rates of any maturity. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

In managing the Fund’s investments, the portfolio managers use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets. These components include:

•	security selection within a given sector

•	relative performance of the various market sectors

•	the shape of the yield curve

•	fluctuations in the overall level of interest rates

The portfolio managers also utilize active asset allocation in managing the Fund’s investments and monitor the duration of the Fund’s portfolio securities to seek to mitigate the Fund’s exposure to interest rate risk.

The Fund may invest a portion of its assets in high yield/below investment grade bonds, commonly known as “junk” bonds. The Fund may also invest a portion of its assets in equity securities (including common stock and convertible and non-convertible preferred stocks), bank loans and credit default swaps of companies in the high yield investment universe. High yield portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

The Fund may invest some assets in options, futures and foreign currency futures, and forward contracts to hedge the Fund’s portfolio, but also to attempt to increase returns; however, such practices sometimes may reduce returns or increase volatility. The Fund may also invest some assets in inverse floaters, interest-only and principal-only securities, which are sometimes referred to as derivatives. These practices may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility and may be very sensitive to changes in interest rates.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, bankers acceptances, commercial paper, repurchase agreements, shares of money market mutual funds and other types of money market instruments. In addition, the Fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or during periods when the portfolio managers believe prevailing market conditions call for a defensive posture. If the Fund invests substantially in such instruments, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Typically, the Fund sells an individual security when there is a perceived deterioration in the credit fundamentals of the issuer or the portfolio managers determine to take advantage of a better investment opportunity.

Philip A. Barach, Jeffrey E. Gundlach and James M. Hassett are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its objective will depend largely on the portfolio managers’ ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	interest rate risk

•	price volatility risk

•	credit risk

•	junk bond risk

•	liquidity risk

•	securities selection risk

•	market risk

•	portfolio management risk

•	extension risk of mortgage-backed securities

•	prepayment risk of mortgage-backed securities

•	foreign investing risk

•	equity risk

•	securities lending risk

•	asset-backed securities risk

Please refer to the Principal Risks section for more information on each of the risks listed above.

TCW Emerging Markets Income Fund

Investment Objective/Approach

The Fund seeks high total return from current income and capital appreciation. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in debt securities issued or guaranteed by companies, financial institutions and government entities in Emerging Market Countries. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The debt securities in which the Fund may invest may consist of securities that are unrated or rated BB or lower by S&P or Ba or lower by Moody’s. Debt securities rated below investment grade are high yield, high risk bonds, commonly known as “junk bonds.” The Fund will generally invest in at least four Emerging Market Countries.

An Emerging Markets Country is a country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) as well as Bahrain, Brunei, Cyprus, Greece, Hong Kong, Israel, Kuwait, Macau, Qatar, Saudi Arabia, Singapore, Slovenia, South Korea, Taiwan and the United Arab Emirates.

In allocating investments among the various Emerging Market Countries, the portfolio management team attempts to analyze internal political, market and economic factors. The factors include:

•	public finances

•	monetary policy

•	external accounts

•	financial markets

•	foreign investment regulations

•	stability of exchange rate policy and labor conditions

The Fund may invest in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, the Fund may invest in defaulted sovereign investments where the portfolio manager believes the expected debt sustainability of the country exceeds current market valuations.

The Fund may invest assets in options, swaps (including credit default swaps), futures, structured investments, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices sometimes may reduce returns or increase volatility.

Typically, the Fund sells an individual security when the portfolio manager perceives deterioration in the credit fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer or the portfolio manager determines to take advantage of a better investment opportunity.

Luz M. Padilla is the Fund’s portfolio manager.

Main Risks

The Fund’s ability to achieve its objective will depend largely on the portfolio manager’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	foreign investing risk

•	emerging market country risk

•	interest rate risk

•	price volatility risk

•	credit risk

•	junk bond risk

•	liquidity risk

•	securities selection risk

•	market risk

•	portfolio management risk

•	defaulted securities risk

•	securities lending risk

•	non-diversification risk

Please refer to the Principal Risks section for more information on each of the risks listed above.

TCW High Yield Bond Fund

Investment Objective/Approach

The Fund seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in high yield/below investment grade bonds, commonly known as “junk” bonds. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund may invest up to 20% of its net assets in equity securities (including common stock and convertible and non-convertible preferred stocks), bank loans and credit default swaps of companies in the high yield universe. Portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

Junk bonds are considered to be mostly speculative in nature. This gives the Fund more credit risk than the other TCW fixed income funds, but also gives it the potential for higher returns.

In managing the Fund’s investments, the portfolio management team looks for companies that have:

•	strong credit profiles

•	favorable industry fundamentals

•	good management teams

•	stable cash flows

•	attractive yields for a given level of risk

For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, bankers acceptances, commercial paper, repurchase agreements, shares of money market mutual funds and other types of money market instruments. In addition, the Fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or during periods when the portfolio managers believe prevailing market conditions call for a defensive posture. If the Fund invests substantially in such instruments, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Typically, the Fund sells an individual security when the portfolio managers conclude the issuer has experienced a material deterioration of the above referenced areas, the security reaches its targeted price, the portfolio managers determine to take advantage of a better investment opportunity or the portfolio is rebalanced for diversification purposes.

John A. Fekete and James M. Hassett are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its objective will depend largely on the portfolio managers’ ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	interest rate risk

•	credit risk

•	junk bond risk

•	price volatility risk

•	liquidity risk

•	securities selection risk

•	market risk

•	portfolio management risk

•	equity risk

•	securities lending risk

Please refer to the Principal Risks section for more information on each of the risks listed above.

TCW Total Return Bond Fund

Investment Objective/Approach

The Fund seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle. To pursue these goals, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets (plus amounts borrowed for investment purposes) in debt securities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund will invest primarily in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or in privately issued mortgage-backed securities rated at time of investment Aa or higher by Moody’s or AA or higher by S&P or the equivalent by any other nationally recognized statistical organization.

In managing the Fund’s investments, under normal market conditions the portfolio managers seek to construct a portfolio with a weighted average effective duration of no more than eight years.

The Fund may invest some assets in inverse floaters and interest-only and principal-only securities, which are sometimes referred to as derivatives. These practices may reduce returns or increase volatility and may be very sensitive to changes in interest rates.

Typically, the Fund sells an individual security when the portfolio managers determine to take advantage of a better investment opportunity.

Philip A. Barach and Jeffrey E. Gundlach are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its objective will depend largely on the portfolio managers’ ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	interest rate risk

•	prepayment risk of mortgage-backed securities

•	extension risk of mortgage-backed securities

•	price volatility risk

•	credit risk

•	liquidity risk

•	securities selection risk

•	market risk

•	portfolio management risk

•	securities lending risk

•	asset-backed securities risk

Please refer to the Principal Risks section for more information on each of the risks listed above.

TCW Conservative Allocation Fund (Previously Named
TCW Conservative LifePlan Fund)

Investment Objective/Approach

The Fund is a fund of funds that seeks current income and, secondarily, long-term capital appreciation. The Fund’s Board of Directors may change this investment objective without shareholder approval.

To pursue its goal, the Fund invests in a combination of (i) fixed income funds, and (ii) equity funds that utilize diverse investment styles, such as growth and/or value investing. The Fund’s emphasis on diversification is intended to temper volatility by lessening the effect of any one investment style. The Fund does this by investing in a combination of other TCW Funds — the “Underlying Funds” — through the implementation of a strategic asset allocation strategy.

The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s four-step process, whereby the Advisor preliminary ranks the Underlying Funds, constructs a portfolio model, issues allocation instructions and conducts analyses of the portfolio.

The equity Underlying Funds in which the Fund invests in turn invest principally in equity securities of large capitalization companies that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics. The equity Underlying Funds in which the Fund will principally invest are the TCW Relative Value Large Cap and TCW Large Cap Growth Funds. The Fund invests between 20% and 60% of its net assets in the equity Underlying Funds and international equities ETFs.

The fixed income Underlying Funds in which the Fund invests in turn invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities (government and corporate), other securities bearing fixed or variable interest rates of any maturity, and high yield/below investment grade bonds, commonly known as “junk” bonds. The fixed income Underlying Funds in which the Fund will principally invest are the TCW Core Fixed Income, TCW Money Market and TCW Total Return Bond Funds. The Fund may also invest in the TCW Emerging Markets Fixed Income Fund. The Fund invests between 40% and 80% of its net assets in the fixed income Underlying Funds.

The Fund may also invest in ETFs and ETNs from time to time. ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other financial institution. ETNs have a maturity date and are backed only by the credit of the issuer. The returns of ETNs are linked to the performance of a market benchmark or strategy, less investor fees.

The Advisor determines and monitors the combination of, and allocation to, the Underlying Funds it believes will allow the Fund to achieve its investment goal. While there is no cap on investing in any one individual Underlying Fund, the Advisor under normal market conditions will adhere to the asset class limitations described above. The Underlying Funds have been selected for investment over long time periods, but may be changed in the future at the discretion of the Advisor without advance notice to shareholders.

The Advisor is the advisor to each Underlying Fund (other than any ETFs in which the Fund may invest from time to time) and is responsible for deciding which securities to purchase and sell for its respective Underlying Fund.

Asset allocations may differ from the targeted range due to market fluctuations and other factors. After the initial allocation, the Advisor determines when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The Advisor may modify the target allocation ranges due to market action or due to an investment decision recommended by the portfolio manager, without advance notice to shareholders.

The Underlying Funds use an expansive array of investment strategies and securities. For further details, please refer to the chart in the section entitled “Underlying Funds Description” or the sections entitled “Investment Objective/Approach” in this prospectus or the prospectus of the TCW Money Market Fund and TCW Short Term Bond Funds. You may obtain a prospectus for the TCW Money Market and TCW Short Term Bond Funds by calling 800-386-3829 or from the website at www.tcwfunds.com.

Jeffrey E. Gundlach, Michael P. Reilly, Komal S. Sri-Kumar and Allan R. Toole are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of Underlying Funds. While the Fund, through asset allocation, seeks to optimize returns given various levels of risk tolerance, you may still lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to construct the Fund.

Achieving the Fund’s objective will also depend on the performance of the Underlying Funds. There is the possibility that the selected Underlying Funds’ performance may be lower than the performance of the asset class they were selected to represent or be lower than the performance of alternative Underlying Funds that could have been selected to represent the investment category.

The Fund is a “fund of funds”. The Fund is subject to the risks associated with each of the Underlying Fund. Additionally, the operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the Fund. The Fund directly bears its annual operating expenses and indirectly the annual operating expenses of each of the Underlying Funds in proportion to its allocation. Each of the Underlying Funds pays a management fee to the Advisor and the management fees differ among the Underlying Funds. This may create a conflict of interest when the Advisor selects Underlying Funds for investment by the Fund.

The primary risks affecting this Fund based on the risks of the Underlying Funds are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	market risk

•	foreign investing risk (including emerging markets risk)

•	credit risk (including “junk bond” risk)

•	interest rate risk (including extension risk and prepayment risk)

•	investment style risk

•	portfolio management risk

Please refer to the Principal Risks section for more information on each of the risks listed above.

TCW Moderate Allocation Fund (Previously Named TCW
Moderate LifePlan Fund)

Investment Objective/Approach

The Fund is a fund of funds that seeks long-term capital appreciation and, secondarily, current income. The Fund’s Board of Directors may change this investment objective without shareholder approval.

To pursue its goal, the Fund invests in a combination of (i) equity funds that utilize diverse investment styles, such as growth and/or value investing, and (ii) fixed income funds. The Fund does this by investing in a combination of other TCW Funds — the “Underlying Funds” — through the implementation of a strategic asset allocation strategy.

The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s four-step process, whereby the Advisor preliminary ranks the Underlying Funds, constructs a portfolio model, issues allocation instructions and conducts analyses of the portfolio.

The equity Underlying Funds in which the Fund invests in turn invest principally in equity securities of large capitalization companies that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics. The equity Underlying Funds in which the Fund will principally invest are the TCW Relative Value Large Cap, TCW Growth Equities, TCW Large Cap Growth and TCW Value Opportunities Funds. The Fund invests between 40% and 80% of its net assets in the equity Underlying Funds and international equities ETFs.

The fixed income Underlying Funds in which the Fund invests in turn invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities (government and corporate), other securities bearing fixed or variable interest rates of any maturity, and high yield/below investment grade bonds, commonly known as “junk” bonds. The fixed income Underlying Funds in which the Fund will principally invest are the TCW Core Fixed Income, TCW High Yield Bond and TCW Total Return Bond Funds. The Fund may also invest in the TCW Emerging Markets Fixed Income Fund. The Fund invests between 20% and 80% of its net assets in the fixed income Underlying Funds.

The Fund may also invest in ETFs and ETNs from time to time. ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other financial institution. ETNs have a maturity date and are backed only by the credit of the issuer. The returns of ETNs are linked to the performance of a market benchmark or strategy, less investor fees.

The Advisor determines and monitors the combination of, and allocation to, the Underlying Funds it believes will allow the Fund to achieve its investment goal. While there is no cap on investing in any one individual Underlying Fund, the Advisor under normal market conditions will adhere to the asset class limitations described above. The Underlying Funds have been selected for investment over long time periods, but may be changed in the future at the discretion of the Advisor without advance notice to shareholders.

The Advisor is the advisor to each Underlying Fund (other than any ETFs in which the Fund may invest from time to time) and is responsible for deciding which securities to purchase and sell for its respective Underlying Fund.

Actual allocations may differ from the targeted range due to market fluctuations and other factors. After the initial allocation, the Advisor determines when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The Advisor may modify the target allocation ranges due to market action or due to an investment decision recommended by the portfolio manager, without advance notice to shareholders.

The Underlying Funds use an expansive array of investment strategies and securities. For further details, please refer to the chart in the section entitled “Underlying Funds Description” or the sections entitled “Investment Objective/Approach” in this prospectus or the prospectus of the TCW Money Market Fund and TCW Short Term Bond Funds. You may obtain a prospectus for the TCW Money Market and TCW Short Term Bond Funds by calling 800-386-3829 or from the website at www.tcwfunds.com.

Jeffrey E. Gundlach, Michael P. Reilly, Komal S. Sri-Kumar and Allan R. Toole are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of Underlying Funds. While the Fund, through asset allocation, seeks to optimize returns given various levels of risk tolerance, you may still lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to construct the Fund.

Achieving the Fund’s objective will also depend on the performance of the Underlying Funds. There is the possibility that the selected Underlying Funds’ performance may be lower than the performance of the asset class they were selected to represent or be lower than the performance of alternative Underlying Funds that could have been selected to represent the investment category.

The Fund is a “fund of funds”. The Fund is subject to the risks associated with each of the Underlying Fund. Additionally, the operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the Fund. The Fund directly bears its annual operating expenses and indirectly the annual operating expenses of each of the Underlying Funds in proportion to its allocation. Each of the Underlying Funds pays a management fee to the Advisor and the management fees differ among the Underlying Funds. This may create a conflict of interest when the Advisor selects Underlying Funds for investment by the Fund.

The primary risks affecting this Fund based on the risks of the Underlying Funds are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	market risk

•	foreign investing risk (including emerging markets risk)

•	credit risk (including “junk bond” risk)

•	interest rate risk (including extension risk and prepayment risk)

•	investment style risk

•	portfolio management risk

Please refer to the Principal Risks section for more information on each of the risks listed above.

TCW Aggressive Allocation Fund (Previously Named

TCW Aggressive LifePlan Fund)

Investment Objective/Approach

The Fund is a fund of funds that seeks long-term capital appreciation. The Fund’s Board of Directors may change this investment objective without shareholder approval.

To pursue its goal, the Fund invests in a combination of (i) equity funds that utilize diverse investment styles, such as growth and/or value investing, and (ii) fixed income funds. The Fund’s emphasis on diversification is intended to temper volatility by lessening the effect of any one investment style. The Fund does this by investing in a combination of other TCW Funds — the “Underlying Funds” — through the implementation of a strategic asset allocation strategy.

The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s four-step process, whereby the Advisor preliminary ranks the Underlying Funds, constructs a portfolio model, issues allocation instructions and conducts analyses of the portfolio.

The Fund invests in Underlying Funds which primarily hold stocks. The Fund is designed for long-term investors interested in an investment portfolio consisting primarily of common stocks and other equity securities.

The equity Underlying Funds in which the Fund invests in turn invest principally in equity securities of both U.S. and non U.S. companies of any capitalization, that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics. The equity Underlying Funds in which the Fund will principally invest are the TCW Growth Equities, TCW Large Cap Growth, TCW Relative Value Large Cap, TCW Relative Value Small Cap, TCW Small Cap Growth and TCW Value Opportunities Funds. The Fund invests between 50% and 100% of its net assets in the equity Underlying Funds and international equities ETFs.

The fixed income Underlying Funds in which the Fund invests in turn invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes, debentures, mortgage-backed securities, asset-backed securities, foreign securities (government and corporate), other securities bearing fixed or variable interest rates of any maturity, and high yield/below investment grade bonds, commonly known as “junk” bonds. The fixed income Underlying Funds in which the Fund will principally invest are the

TCW Core Fixed Income, TCW Emerging Markets Income, TCW High Yield Bond and TCW Total Return Bond Funds. The Fund invests between 10% and 50% of its net assets in the fixed income Underlying Funds.

The Fund may also invest in ETFs and ETNs from time to time. ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other financial institution. ETNs have a maturity date and are backed only by the credit of the issuer. The returns of ETNs are linked to the performance of a market benchmark or strategy, less investor fees.

The Advisor determines and monitors the combination of, and allocation to, the Underlying Funds it believes will allow the Fund to achieve its investment goal. While there is no cap on investing in any one individual Underlying Fund, the Advisor under normal market conditions will adhere to the asset class limitations described above. The Underlying Funds have been selected for investment over long time periods, but may be changed in the future at the discretion of the Advisor without advance notice to shareholders.

The Advisor is the advisor to each Underlying Fund (other than any ETFs in which the Fund may invest from time to time) and is responsible for deciding which securities to purchase and sell for its respective Underlying Fund.

Actual allocations may differ from the targeted range due to market fluctuations and other factors. After the initial allocation, the Advisor determines when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The Advisor may modify the target allocation ranges due to market action or due to an investment decisions recommended by the portfolio manager, without advance notice to shareholders.

The Underlying Funds use an expansive array of investment strategies and securities. For further details, please refer to the chart in the section entitled “Underlying Funds Description” or the sections entitled “Investment Objective/Approach” in this prospectus or the prospectus of the TCW Money Market Fund and TCW Short Term Bond Funds. You may obtain a prospectus for the TCW Money Market and TCW Short Term Bond Funds by calling 800-386-3829 or from the website at www.tcwfunds.com.

Jeffrey E. Gundlach, Michael P. Reilly, Komal S. Sri-Kumar and Allan R. Toole are the Fund’s portfolio managers.

Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of Underlying Funds. While the Fund, through asset allocation, seeks to optimize returns given various levels of risk tolerance, you may still lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and assumptions used to construct the Fund.

Achieving the Fund’s objective will also depend on the performance of the Underlying Funds. There is the possibility that the selected Underlying Funds’ performance may be lower than the performance of the asset class they were selected to represent or be lower than the performance of alternative Underlying Funds that could have been selected to represent the investment category.

The Fund is a “fund of funds”. The Fund is subject to the risks associated with each of the Underlying Fund. Additionally, the operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the Fund. The Fund directly bears its annual operating expenses and indirectly the annual operating expenses of each of the Underlying Funds in proportion to its allocation. Each of the Underlying Funds pays a management fee to the Advisor and the management fees differ among the Underlying Funds. This may create a conflict of interest when the Advisor selects Underlying Funds for investment by the Fund.

The primary risks affecting this Fund based on the risks of the Underlying Funds are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	market risk

•	foreign investing risk (including emerging markets risk)

•	credit risk (including “junk bond” risk)

•	interest rate risk (including extension risk and prepayment risk)

•	investment style risk

•	portfolio management risk

Please refer to the Principal Risks section for more information on each of the risks listed above.

Description of Underlying Funds

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies	Diversified/ Non-Diversified
TCW Dividend Focused Fund	High level of dividend income consistent with prudent management	Invests at least 80% of the value of its net assets in equity securities of issuers which pay dividends	Diversified
TCW Focused Equities Fund	Long-term capital appreciation	Invests in the equity securities of 25-40 large capitalization companies.	Non-Diversified
TCW Growth Fund	Long-term capital appreciation	Invests in equity securities issued by companies with market capitalizations within the range of companies comprising the Russell 3000 Growth Index	Non-Diversified
TCW Growth Equities Fund	Long-term capital appreciation	Invests in equity securities of growth companies	Non-Diversified
TCW Large Cap Growth Fund	Long-term capital appreciation	Invests in the equity securities of 35-50 large capitalization companies.	Non-Diversified
TCW Relative Value Large Cap Fund	Capital appreciation	Invests in equity securities of large capitalization companies	Diversified
TCW Relative Value Small Cap Fund	Capital appreciation	Invests in equity securities of small capitalization companies	Diversified
TCW Select Equities Fund	Long-term capital appreciation	Invests in common stock of mid and large capitalization companies	Non-Diversified
TCW Small Cap Growth Fund	Long-term capital appreciation	Invests at least 80% of the value of its net assets in equity securities issued by small capitalization growth companies	Non-Diversified
TCW Value Opportunities Fund	Long-term capital appreciation	Invests in equity securities issued by midcap value companies	Non-Diversified
TCW Core Fixed Income Fund	Maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle	Invests in fixed income securities	Diversified

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies	Diversified/ Non-Diversified
TCW Emerging Markets Income Fund	High total return from current income and capital appreciation	Invests in debt securities issued by Emerging Market Country governments or their agencies or instrumentalities or private corporate issuers	Non-Diversified
TCW High Yield Bond Fund	Maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle	Invests in high yield bonds, commonly known as “junk” bonds”	Diversified
TCW Money Market Fund	Current income, preservation of capital and liquidity	Invests in high credit quality, short-term money market instruments	Diversified
TCW Short Term Bond Fund	Maximize current income	Invests in mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or high by S&P	Diversified
TCW Total Return Bond Fund	Maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle	Invests in mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P	Diversified

Principal Risks

All the Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Advisor makes with respect to the investments of the Funds will not accomplish what they were designed to achieve or that the investments will have disappointing performance. Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment may earn for you — and the more you can lose. Since the Funds hold securities with fluctuating market prices, the value of each Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in a Fund could go down as well as up.

Your investment is not a bank deposit, and it is not insured or guranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person. You can lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others.

Price Volatility Risk

The value of a Fund’s investment portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. A Fund’s returns will vary and you can lose money. The Funds that invest primarily in the equity securities of small or medium capitalization companies are subject to greater price volatility than other mutual funds. In 2008, the stock markets experienced substantial price volatility.

Different parts of the market and different types of equity securities can react differently to developments. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region or the market as a whole.

Prices of most securities tend to be more volatile in the short-term. Therefore, if you trade frequently or redeem in the short-term, you are more likely to incur a loss than an investor who holds investments for the longer-term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio.

Equity Risk

Equity risk is the risk that stocks and other equity securities generally fluctuate more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

Liquidity Risk

Liquidity risk is the risk that a Fund may invest in securities that trade in lower volumes and may be less liquid than other investments or that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold, a Fund may have to sell at a lower price or may not be able to sell the security at all each of which would have a negative affect on the Fund’s performance.

The securities of many of the companies with small and medium size capitalizations may have less “float” (the number of shares that normally trade) and less interest in the market and therefore are subject to liquidity risk.

Investment Style Risk

Certain Funds may also be subject to investment style risk. The Advisor primarily uses a particular style or set of styles — “growth” or “value” styles — to select investments for the Funds. Those styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Portfolio Management Risk

Portfolio management risk is the risk that an investment strategy may fail to produce the intended results. There can be no assurance that any Fund will achieve its investment objective. The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally. In fact, no matter how well the Advisor evaluates market conditions, the securities the Advisor chooses may fail to produce the intended result, and you could lose money on your investment in a Fund.

Securities Selection Risk

There is the possibility that the specific securities held in a Fund’s investment portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

Small and Mid-Capitalization Company Risk

Funds such as the TCW Growth, TCW Growth Equities, TCW Relative Value Small Cap, TCW Small Cap Growth and TCW Value Opportunities Funds that invest a portion of their assets in the equity securities of companies with small and mid-capitalizations are subject to certain risks. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

Market Risk

Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. There is the possibility that the returns from the types of securities in which a Fund invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the securities in which the Funds invest, or the issuers of such securities in ways that are unforeseeable.

Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.

Foreign Investing Risk

Investments in foreign securities may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, corporate insiders and domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Foreign securities may also have lower trading volumes, be less liquid and more volatile. Political or social instability, civil unrest and acts of terrorism are other potential risks that could impact an investment in a foreign security. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S. which could affect the liquidity of a Fund’s portfolio.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and a Fund may hold various foreign currencies from time to time, the value of a Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates.

Emerging Market Country Risk

The TCW Emerging Markets Income Fund invests principally in emerging market countries. Investing in emerging market countries involves substantial risk due to limited information; higher brokerage costs; different accounting standards; thinner trading markets as compared to those in developed countries; currency blockages or transfer restrictions; and expropriation, nationalization or other adverse political or economic developments.

Political and economic structures in many emerging markets countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of developed countries. Some of these countries have in the past failed to recognize private property rights and have nationalized or expropriated the assets of private companies.

The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. and other developed nations. The limited size of many securities markets in emerging market countries and limited trading volume in issuers compared to the volume in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons other than factors that affect the quality of the securities. In addition, emerging market countries’ exchanges and broker-dealers are generally subject to less regulation than their counter parts in developed countries. Brokerage commissions, custodial expenses and other transaction costs are generally higher in emerging market countries than in developed countries. As a result, funds that invest in emerging market countries have operating expenses that are higher than funds investing in other securities markets.

Some emerging market countries have a greater degree of economic, political and social instability than the U.S. and other developed countries. Such social, political and economic instability could disrupt the financial markets in which the TCW Emerging Markets Income Fund invests and adversely affect the value of its investment portfolio.

Currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. A devaluation of the currency in which investment portfolio securities are denominated will negatively impact the value of those securities. Emerging market countries have and may in the future impose foreign currency control controls and repatriation controls.

Securities Lending Risk

Each Fund (other than the TCW Conservative Allocation, TCW Moderate Allocation and TCW Aggressive Allocation Funds) may lend portfolio securities with a value up to 25% of its total assets, including collateral received for securities lent. If a Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Also, there is the risk that the value of the investment of the collateral could decline causing a Fund to lose money.

Non-Diversification Risk

Each of the TCW Funds, except the TCW Dividend Focused, TCW Relative Value Large Cap, TCW Relative Value Small Cap, TCW Core Fixed Income, TCW High Yield Bond and TCW Total Return Bond Funds, is organized as a nondiversified fund under the 1940 Act and is not subject to the 1940 Act general limitation that it not invest more than 5% of its total assets in a particular issuer. Because a relatively higher percentage of a Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Debt Securities Risks

Debt securities are subject to various risks. Debt securities are subject to two primary (but not exclusive) types of risk: credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of debt security can also affect its price and, hence, the market value of a Fund.

Credit Risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequency of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by ratings agencies are often reviewed and may be subject to downgrade. However, ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.

Certain of the Funds may invest in convertible securities rated below investment grade. The TCW High Yield Bond Fund, and to a lesser extent the TCW Core Fixed Income and TCW Emerging Markets Income Funds, invest in below investment grade corporate securities. Debt securities that are rated below investment grade are considered to be speculative. Those debt securities rated below investment grade are also commonly known as “junk bonds.”

Certain of the Funds may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities. These securities may not be backed by the full faith and credit of the United States government and are supported only by the credit of the issuer. Examples of such securities are mortgage-baced securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Corporation (“Fannie Mae”). These securities are neither issued nor guaranteed by the United States Treasury. In September 2008, the U.S. Department of the Treasury and the Federal Housing Finance Administration (“FHFA”) announced that Freddie Mac and Fannie Mae would be placed in conservatorship under the FHFA. The effect that this conservatorship will have on the value of the companies’ debt and equity securities is unclear. Freddie Mac and Fannie Mae have each been the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.

Interest rate risk refers to the change in value of debt instruments associated with changes in interest rates. Interest rate changes may affect the value of a debt security directly (especially in the case of fixed rate securities) and indirectly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the value of fixed rate securities and falling interest rates will have a positive effect on value. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5-year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Junk Bond Risk

These bonds are speculative in nature. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These bonds are rated “below investment grade.” These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bonds generally and less secondary market-liquidity. This potential lack of liquidity may make it more difficult for the Advisor to accurately value certain portfolio securities. The TCW High Yield Bond Fund invests principally in “junk bonds.” Both the TCW Core Fixed Income Fund and the TCW Emerging Markets Income Fund may invest a portion of their assets in bonds rated below investment grade.

Defaulted Securities Risk

The TCW Emerging Markets Income Fund may invest in securities in default. Defaulted securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in the projected issuers’ jurisdictions are different than those in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

Mortgage-Backed Securities Risks

Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. The TCW Balanced, TCW Core Fixed Income and TCW Total Return Bond Funds may invest in mortgage-backed securities and are subject to the following risks.

Credit and Market Risks of Mortgage-Backed Securities. Investments by a Fund in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall, but their current yield will be affected. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from these securities but are reflected in a Fund’s net asset value. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgage carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to a Fund as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless.

Liquidity Risk of Mortgage-Backed Securities. The liquidity of mortgage-backed securities varies by type of security; at certain times a Fund may encounter difficulty in disposing of investments. Because mortgage-backed securities may be less liquid than other securities, a Fund investing in such securities may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. When that happens, the mortgage-backed security which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-backed securities. This is known as prepayment risk. Mortgage-backed securities are also subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Collateralized Mortgage Obligations. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, 2007 and 2008 the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Adjustable Rate Mortgages. Adjustable Rate Mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

Asset-Backed Securities Risks

Asset-backed securities are bonds or notes backed by loan paper or accounts receivable originated by banks, credit card companies or other providers of credit. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to a Fund.

Exchange-Traded Funds (ETFs) Risks

ETFs are investment companies that invest in a portfolio of securities designed to track a particular market segment or index and whose shares are bought and sold on a securities exchange. The risk of ETFs generally reflects the risk of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, an ETF’s performance may not match the performance of a particular market segment or index for a number of reasons including costs incurred by the ETF in buying and selling securities. Assets invested in ETFs incur a layering of expenses similar to those of the Underlying Funds, including operating costs and advisory fees that you, as a shareholder in the fund, indirectly bear. Additionally, a shareholder may indirectly bear brokerage costs incurred by a Fund that purchases ETFs.

Management of the Funds

Investment Advisor

The Funds’ investment advisor is TCW Investment Management Company (the “Advisor”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of December 31, 2008, the Advisor and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $100 billion under management or committed to management.

Portfolio Managers

Listed below are the individuals who have been primarily responsible for the day-to-day portfolio management of Funds, including a summary of each person’s business experience during the past five years:

Portfolio Manager(s)	Business Experience During Last Five Years*
TCW Balanced Fund
Jeffrey E. Gundlach	Chief Investment Officer and Group Managing Director, the Advisor and Trust Company of the West. President and Chief Investment Officer, TCW Asset Management Company

Diane E. Jaffee	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Dividend Focused Fund
Diane E. Jaffee	See above

TCW Focused Equities Fund
Thomas K. McKissick	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

N. John Snider	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Growth Fund
Derek S. Derman	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West since September 2005. Previously, Mr. Derman was a Co-Portfolio Manager at Provident Investment Counsel (Pasadena, CA)

Donald E. Evenson	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West since June 2005. Previously, Mr. Evenson was a Managing Director and Lead Portfolio Manager at Provident Investment Counsel (Pasadena, CA)

Husam H. Nazer	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

Robert J. Park	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West

R. Brendt Stallings	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

Michael P. Reilly	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

Anthony S. Valencia	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West

Portfolio Manager(s)	Business Experience During Last Five Years*
TCW Growth Equities Fund
R. Brendt Stallings	See above

TCW Large Cap Growth Fund
Donald E. Evenson	See above

Derek S. Derman	See above

TCW Relative Value Large Cap Fund
Diane E. Jaffee	See above

Matthew J. Spahn	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Relative Value Small Cap Fund
Diane E. Jaffee	See above

TCW Select Equities Fund
Craig C. Blum	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Small Cap Growth Fund
Husam H. Nazer	See above

TCW Value Opportunities Fund
John A. Gibbons	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

Susan I. Suvall	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Core Fixed Income Fund
Philip A. Barach	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.

Jeffrey E. Gundlach	See above

James M. Hassett	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Emerging Markets Income Fund
Luz M. Padilla	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW High Yield Bond Fund
John A. Fekete	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West

James M. Hassett	See above

TCW Total Return Bond Fund
Philip A. Barach	See above

Jeffrey E. Gundlach	See above

Portfolio Manager(s)	Business Experience During Last Five Years*
TCW Conservative Allocation Fund
Jeffrey E. Gundlach	See above

Michael P. Reilly	See above

Komal S. Sri-Kumar	Managing Director and Chairman, Comprehensive Asset Allocation Committee, the Advisor, TCW Asset Management Company and Trust Company of the West

Allan R. Toole	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Moderate Allocation Fund
Jeffrey E. Gundlach	See above

Michael P. Reilly	See above

Komal S. Sri-Kumar	See above

Allan R. Toole	See above

TCW Aggressive Allocation Fund
Jeffrey E. Gundlach	See above

Michael P. Reilly	See above

Komal S. Sri-Kumar	See above

Allan R. Toole	See above

*	Positions with the TCW Group, Inc. and its affiliates may have changed over time.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ investment in each Fund they manage, a description of their compensation structure and information regarding the accounts they manage.

Advisory Agreement

The Funds and the Advisor have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Funds have employed the Advisor to manage the investment of their assets, to place orders for the purchase and sale of their portfolio securities, and to be responsible for overall management of the Funds’ business affairs, subject to control by the Board of Directors. Under the Advisory Agreement, the Funds pay to the Advisor as compensation for the services rendered, facilities furnished, and expenses paid by it monthly management fees at the following annual rates:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)
TCW Balanced	0.60%
TCW Dividend Focused	0.75%
TCW Focused Equities	0.65%
TCW Growth	0.75%
TCW Growth Equities	1.00%
TCW Large Cap Growth	0.65%
TCW Relative Value Large Cap	0.75%
TCW Relative Value Small Cap	0.90%
TCW Select Equities	0.75%
TCW Small Cap Growth	1.00%
TCW Value Opportunities	0.80%
TCW Core Fixed Income	0.40%
TCW Emerging Markets Income	0.75%
TCW High Yield Bond	0.75%
TCW Total Return Bond	0.50%

The TCW Conservative Allocation, TCW Moderate Allocation and TCW Aggressive Allocation Funds (“Allocation Funds”) do not directly pay the Advisor a management fee. However, the Advisor serves as investment advisor to the Underlying Funds and is paid an annual management fee by the Underlying Funds. As a result, shareholders of the Allocation Funds indirectly bear a portion of the management fees paid by the Underlying Funds to the Advisor and other expenses of the Underlying Funds.

The Advisor has agreed to reduce its investment management fee or to pay the operating expenses of a Fund to limit the Fund’s operating expenses to an amount not to exceed the previous month’s expense ratio average for comparable funds as calculated by Lipper Inc. This expense limitation is voluntary and terminable on six months notice.

A discussion regarding the basis for the Board of Directors approval of the Advisory Agreement of the Funds is contained in the Funds’ annual report to shareholders for the twelve months ended October 31, 2008.

The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its duties under the agreement.

Payments by the Advisor

The Advisor pays certain costs of marketing the Funds from legitimate profits from its investment advisory fees and other resources available to it. The Advisor may also share with financial advisors certain marketing expenses or pay for the opportunity to distribute the Funds, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. The Advisor or its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, subaccounting, transaction processing and other administrative services. These payments are in addition to any fees that may be paid by the Funds for these types of or other services and may be substantial.

The amount of these payments is determined from time to time by the Advisor and may differ among such financial intermediaries. Such payments may provide incentives for such parties to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no payments were paid. These payment arrangements will not, however, change the price an investor pays for shares of a Fund or the amount that the Fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of a Fund and you should contact your financial intermediary for details about any payments it may receive from the Funds or from the Advisor.

Multiple Class Structure

Certain of the TCW Funds currently offer two classes of shares: Class I shares and Class N (or Investor Class) shares. Each of the Funds contained in this Prospectus offer, Class I shares. Shares of each class of a Fund represent an equal pro rata interest in that Fund and generally give the investor the same voting, dividend, liquidation, and other rights. The Class I shares are offered by a separate prospectus at their current net asset value. The Class N shares are also offered at their current net asset value, but will be subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund pays the Funds’ distributor distribution fees for the sale of its shares and shareholder servicing fees for certain services provided to its shareholders at an annual rate equal to 0.25% of the average daily net assets of that Fund attributable to its Class N shares. The fees may be used to pay the Funds’ distributor for distribution services and sales support services provided in connection with Class N shares. The fees may also be used to pay financial intermediaries for sales support services and related expenses and shareholder servicing fees. The shareholder servicing fees are paid to compensate financial intermediaries for the administration and servicing of shareholders accounts and are not costs which are primarily intended to result in the sale of the Funds’ shares. Because these fees are paid out of the Fund’s Class N assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Because the expenses of each class may differ, the performance of each class is expected to differ.

Your Investment

Buying Shares

You pay no sales charges to invest in a Fund. Your price for a Fund’s shares is the Fund’s net asset value per share (“NAV”) which is calculated as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time) every day the NYSE is open. The NAV of a Fund is determined by adding the value of a Fund’s securities, cash and other assets, subtracting all expenses and liabilities, and then dividing by the total number of shares outstanding (assets-liabilities/# of shares = NAV).

Your order will be priced at the next NAV calculated after your order is accepted by a Fund. Orders received by the Funds’ transfer agent from dealers, brokers or other service providers (“financial intermediaries”) after the NAV for the day is determined, will receive that same day’s NAV if the orders were received by the financial intermediary from its customers prior to 4:00 p.m.Eastern time (or the time trading closes on the NYSE, whichever is earlier). If you place an order for the purchase of shares through a financial intermediary, the purchase will be based on the NAV next determined, but only if the financial intermediary receives the order by the daily cut-off time (usually 4:00 P.M. Eastern time on days the NYSE is open for trading). Your financial intermediary is responsible for transmitting such orders promptly.

A Fund’s investments for which market quotations are readily available are valued based on market value. Each security that is owned by a Fund that is listed on a securities exchange is valued at its last sales price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of that exchange that the Advisor generally considers to be the principal exchange on which the stock is traded. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Generally, securities issued by open-end investment companies, such as the Underlying Funds, are valued using their respective net asset values for purchase orders placed at the close of the NYSE. A Fund may use the fair value of a security as determined in accordance with procedures adopted by the Board of Directors if market quotations are unavailable or deemed unreliable, trading is halted or suspended or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value. Such situations are particularly relevant for Funds that hold securities that trade primarily in overseas markets. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the value that a Fund could obtain if it were to sell the security.

Minimums

	Initial	IRA	Additional
All Funds	$2,000	$500	$250

The Funds may accept investments of smaller amounts under circumstances deemed appropriate. The Funds reserve the right to change the minimum investment amounts without prior notice. All investments must be in U.S. dollars drawn on domestic banks. The Funds will not accept cash, money orders, checks drawn on banks outside the U.S., travelers checks, bank checks, drafts, cashiers’ checks in amounts less than $10,000 or credit card checks. Third-party checks, except those payable to an existing shareholder, will not be accepted. In addition, the Funds will not accept post-dated checks, post-dated on-line checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs. You will also be charged $25 for every check returned unpaid.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Fund’s transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. The transfer agent may also ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the transfer agent reserves the right to close your account or take any other action it deems reasonable or required by law.

Automatic Investment Plan ($100 minimum)

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into the Fund, on a monthly, bi-monthly, quarterly or semi-annual basis (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the Automated Clearing House (“ACH”) network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at (800) 248-4486. Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Selling Shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent or a dealer, broker or other service provider. However, the TCW Emerging Markets Income Fund is not intended to serve as a vehicle for frequent trading activity because such trading may disrupt management of the Fund, generate expenses and adversely affect performance. Accordingly, the TCW Emerging Markets Income Fund imposes a short-term redemption fee on shares owned less than 90 days equal to 2.00% of the value of the shares redeemed. This amount will be paid to the TCW Emerging Markets Income Fund, not to the Advisor. The redemption fee is designed to offset the costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. Shares held the longest will be redeemed first for purposes of calculating the redemption fee. This redemption fee may not apply to 401(k) or other group retirement accounts (although the redemption fee is applied to the Advisor’s retirement savings program), to certain asset allocation accounts (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short term trading), to automatic investment programs such as dividend reinvestment, or to transactions pursuant to the Fund’s systematic investment or withdrawal program. The redemption fee will be waived in the event of death of a shareholder. Because, as described above, certain asset allocation programs, retirement programs and omnibus accounts may not be subject to the TCW Emerging Markets Income Fund’s redemption fee policy, shareholders trading through such accounts may redeem their shares more frequently than other shareholders, which could have an adverse impact on Fund performance.

Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the purchase date or until payment is collected, whichever is earlier. A Fund may also suspend redemptions during periods permitted by the SEC.

Signature Guarantees

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts of $100,000 or more

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a payee, address or a bank account different than what is on our records

•	if ownership is changed on your account

•	when adding or changing telephone privileges on your account

•	when adding or changing automated bank instructions on your account

A signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

Exchange Privilege

You can exchange from one Class N Fund into another. The TCW Emerging Markets Income Fund is not intended to serve as a vehicle for frequent trading because such trading may disrupt management of the Fund, generate expenses and adversely affect performance. Accordingly, the TCW Emerging Markets Income Fund imposes a short-term exchange fee on shares owned less than 90 days equal to 2.00% of the value of the shares exchanged. You must meet the investment minimum of the Fund you are exchanging into. The exchange fee may not apply to 401(k) or other group retirement accounts (although the exchange fee is applied to the Advisor’s retirement savings program) and to certain asset allocation accounts (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading). You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). The Funds reserve the right to modify or terminate the exchange privilege at any time. Because, as described above, certain asset allocation programs, retirement programs and omnibus accounts may not be subject to the TCW Emerging Markets Income Fund’s exchange fee policy, shareholders trading through such accounts may exchange their shares more frequently than other shareholders, which could have an adverse impact on Fund performance.

Third Party Transactions

You may buy and redeem a Fund’s shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account Statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Household Mailings

Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Funds. You may also receive proxy statements for a Fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

General Policies

If your non-retirement account falls below $2,000 as a result of redemptions and/or exchanges for six months or more, a Fund may close your account and send you the proceeds upon 60 days’ written notice.

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify the order.

The Funds also reserve the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of a Fund’s assets). If your shares are redeemed in kind you will incur transaction costs upon the disposition of the securities received in the distribution.

Trading Limits

The Funds are not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Funds. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance.

Accordingly, the Board has adopted the following policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders. Each Fund reserves the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading. If a purchase or exchange order with respect to a Fund is rejected by a Fund, the potential investor will not benefit from any subsequent increase in the net asset value of the Fund. Further, in order to prevent excessive trading activity, the Funds limit the number of “round trip” transactions that a shareholder may make. A shareholder makes a round trip by purchasing shares of a particular Fund (through either a purchase or exchange from another Fund) and subsequently selling shares of that Fund (through either a redemption or an exchange into another Fund). The Funds reserve the right to refuse any exchange into or purchase order for a Fund from any shareholder upon completion of four round trips with respect to that Fund in a calendar year. Shareholders who exceed these trading limits are still permitted to redeem their shares subject to any applicable redemption fee. In addition, exchanges out of a Fund are not permitted within a 15 day period from the last purchase or exchange into the same Fund, and redemptions out of a Fund within a 15 day period following a purchase may result in future purchases into the Fund being barred. Exceptions to these trading limits may only be made upon approval of the Advisor’s Fund Operations Officer, and such exceptions are reported to the Board of Directors on a quarterly basis.

These restrictions do not apply to certain asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraph have been applied to the Advisor’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Funds’ systematic investment or withdrawal program.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Funds’ ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

In addition, each Fund reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules;

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of very large redemptions, excessive trading or during unusual market conditions).

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT
In Writing

(Same, except that you should include the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.)

Complete the New Account Form. Mail your New Account Form and a check made payable to TCW Fund to:
Via Regular Mail
TCW Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Via Express, Registered or Certified Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202

By Telephone	Before sending your fed wire, please call the transfer agent to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire.

Please contact the Investor Relations Department at

(800) FUND TCW (386-3829) for a New Account Form.
The transfer agent will not establish a new account funded by fed wire unless a completed application is received prior to its receipt of the fed wire.

Wire: Have your bank send your investment to:
U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services LLC
Account No. 182380074993
Further Credit: TCW Fund
(Name on the Fund Account)
(Fund Account Number)

Via Exchange

Call the transfer agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486.

TO SELL OR EXCHANGE SHARES
By Mail

Write a letter of instruction that includes:
• your name(s) and signature(s) as they appear on the account form • your account number • the Fund name • the dollar amount you want to sell or exchange • how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see “Account Policies and Services — Selling Shares”).

Mail your letter of instruction to:

Via Regular Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202

By Telephone

Be sure the Funds have your bank account information on file. Call the transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Telephone redemption requests must be for a minimum of $1,000.

Systematic Withdrawal Plan: As another convenience, you may redeem shares through the systematic withdrawal plan. Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account on a monthly, quarterly or annual basis. In order to participate in the plan, your account balance must be at least $2,000 and there must be a minimum annual withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the transfer agent sufficiently in advance of the next withdrawal date.
To reach the transfer agent, U.S. Bancorp Fund Services, LLC, call toll free in the U.S. (800) 248-4486 Outside the U.S. (414) 765-4124 (collect)

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends from the net investment income of each Fund will be declared and paid annually except for the TCW Balanced and TCW Dividend Focused Funds, which will declare and pay dividends quarterly and the TCW Core Fixed Income, TCW High Yield Bond, TCW Total Return Bond and TCW Emerging Markets Income Funds which will declare and pay dividends monthly. The Funds will distribute any net realized long or short-term capital gains at least annually. Distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

Distributions of a Fund’s net investment income, (which include, but are not limited to, interest dividends and net short-term capital gains), if any, are generally taxable to a Fund’s shareholders as ordinary income. To the extent that a Fund’s ordinary income distributions consist of “qualified dividend” income, such income may be subject to tax at the reduced rate of tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by a Fund and the shareholders.

Distributions of net capital gains (net long-term capital gains less net short-term capital loss) are generally taxable as long-term capital gains regardless of the length of time a shareholder has owned shares of a Fund.

You will be taxed in the same manner whether you receive your distributions (whether of net investment income or capital gains) in cash or reinvest them in additional shares of a Fund.

Shareholders who sell or redeem shares generally will have a capital gain or loss from the sale or redemption. The amount of gain or loss and the applicable rate of tax will depend generally on the amount paid for the shares, the amount received from the sale or redemption, and how long the shares were held by a shareholder.

Shareholders will be advised annually as to the federal tax status of distributions made by a Fund for the preceding calendar year. Distributions by a Fund may also be subject to state and local taxes. Additional tax information may be found in the Statement of Additional Information (“SAI”). This section is not intended to be a full discussion of tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI. Currently, disclosure of the Funds’ portfolio holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to shareholders and in the quarterly holdings report on Form N-Q. The SAI and Form N-Q are available, free of charge, on the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. The SAI is also available by contacting the Funds at 1-800-FUND TCW (1-800-386-3829) and on the Funds’ website at www.tcwfunds.com.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years or, if shorter, since inception of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in Class N Shares of the Fund, assuming you had reinvested all dividends and distributions. This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the Funds’ annual report, which is available upon request by calling the Funds at 1-800-FUND-TCW (1-800-386-3829) or on the Funds website at www.tcwfunds.com.

TCW Balanced Fund

Class N

	Year Ended October 31		September 1, 2006 (Commencement of Offering of N Class Shares) through October 31, 2006
	2008	2007
Net Asset Value per Share, Beginning of Period	$ 10.77	$10.44	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20	0.19	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(2.89)	0.35	0.42

Total from Investment Operations	(2.69)	0.54	0.45

Less Distributions:
Distributions from Net Investment Income	(0.19)	(0.19)	(0.01)
Distributions from Net Realized Gain	(0.25)	(0.02)	—

Total Distributions	(0.44)	(0.21)	(0.01)

Net Asset Value per Share, End of Period	$ 7.64	$10.77	$10.44

Total Return	(25.88)%	5.18%	4.53	%(2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,340	$9,899	$9,410
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.40%	1.70%	2.87	%(3)
After Expense Reimbursement	1.12%	1.17%	1.22	%(3)
Ratio of Net Investment Income to Average Net Assets	2.13%	1.77%	1.59	%(3)
Portfolio Turnover Rate	51.46%	56.40%	4.70	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period September 1, 2006 (Commencement of Operations) through October 31, 2006 and not indicative of a full year’s operating results.

(3)	Annualized

TCW Dividend Focused Fund

Class N

	Year Ended October 31
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$ 14.23	$13.20	$11.30	$10.56	$10.12

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.27	0.23	0.18	0.14	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(6.01)	1.25	1.91	0.86	1.27

Total from Investment Operations	(5.74)	1.48	2.09	1.00	1.36

Less Distributions:
Dividends from Net Investment Income	(0.26)	(0.24)	(0.15)	(0.18)	(0.10)
Distributions from Net Realized Gain	(0.51)	(0.21)	(0.04)	(0.08)	(0.82)

Total Distributions	(0.77)	(0.45)	(0.19)	(0.26)	(0.92)

Net Asset Value per Share, End of Year	$ 7.72	$14.23	$13.20	$11.30	$10.56

Total Return	(42.29)%	11.37%	18.72%	9.48%	14.36%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$685,359	$1,557,793	$1,256,657	$827,175	$214,493
Ratio of Expenses to Average Net Assets	1.18%	1.15%	1.16%	1.25%	1.33%
Ratio of Net Investment Income to Average Net Assets	2.39%	1.65%	1.51%	1.27%	0.91%
Portfolio Turnover Rate	35.28%	26.19%	25.14%	31.50%	44.05%

(1)	Computed using average shares outstanding throughout the period.

TCW Focused Equities Fund

Class N

	Year Ended October 31
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$ 15.67	$14.31	$12.28	$10.97	$9.51

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.07	0.04	0.04	0.01	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(6.10)	1.35	2.01	1.30	1.47

Total from Investment Operations	(6.03)	1.39	2.05	1.31	1.46

Less Distributions:
Distributions from Net Investment Income	(0.06)	(0.03)	(0.01)	—	—
Distributions from Net Realized Gain	—	—	(0.01)	—	—

Total Distributions	(0.06)	(0.03)	(0.02)	—	—

Net Asset Value per Share, End of Year	$ 9.58	$15.67	$14.31	$12.28	$10.97

Total Return	(38.64)%	9.74%	16.75%	11.94%	15.35%

Ratio/Supplemental Data:
Net Assets, End of Year (in thousands)	$31,710	$35,509	$23,604	$2,251	$1,952
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.28%	1.27%	1.42%	3.43%	3.56%
After Expense Reimbursement	N/A	N/A	1.38%	1.38%	1.41%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.54%	0.30%	0.33%	0.05%	(0.06)%
Portfolio Turnover Rate	110.17%	63.43%	37.47%	42.82%	67.96%

(1)	Computed using average shares outstanding throughout the period.

TCW Growth Fund

Class N

	January 2, 2008 (Commencement of Operations) through October 31, 2008
Net Asset Value per Share, Beginning of Period	$ 20.00

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.15)
Net Realized and Unrealized (Loss) on Investments	(6.91)

Total from Investment Operations	(7.06)

Net Asset Value per Share, End of Period	$ 12.94

Total Return	(35.30	)%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$323
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	10.07	%(3)
After Expense Reimbursement	1.41	%(3)
Ratio of Net Investment (Loss) to Average Net Assets	(0.97	)%(3)
Portfolio Turnover Rate	63.31	%(4)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period January 2, 2008 (Commencement of Operations) through October 31, 2008 and not indicative of a full year’s operating results.

(3)	Annualized.

TCW Growth Equities Fund

Class N

	Year Ended October 31				March 1, 2004 (Commencement of Operations) through October 31, 2004
	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Year	$ 17.90	$12.17	$11.46	$ 9.98	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.09)	(0.14)	(0.16)	(0.10)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(7.72)	5.87	0.87	1.58	—

Total from Investment Operations	(7.81)	5.73	0.71	1.48	(0.02)

Less Distributions:
Distributions from Net Realized Gain	(1.38)	—	—	—	—

Net Asset Value per Share, End of Year	$ 8.71	$17.90	$12.17	$11.46	$ 9.98

Total Return	(46.95)%	47.08%	6.20%	14.83%	(0.20	)%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$5,216	$9,611	$5,172	$ — (3)	$ —	(3)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.93%	2.19%	4.17%	5,104.46%	76.18	%(4)
After Expense Reimbursement	1.50%	1.54%	1.56%	1.67%	1.71	%(4)
Ratio of Net Investment (Loss) to Average Net Assets	(0.70)%	(1.00)%	(1.35)%	(0.95)%	(0.36	)%(4)
Portfolio Turnover Rate	68.65%	71.58%	123.31%	57.18%	19.21	%(2)

(1)	Computed using average shares outstanding for the period.

(2)	For the period March 1, 2004 (Commencement of Operations) through October 31, 2004 and not indicative of a full year’s operating results.

(3)	Amount rounds to less than $1 (in thousands).

(4)	Annualized.

TCW Large Cap Growth Fund

Class N

	Year Ended October 31		February 6, 2006 (Commencement of Operations) through October 31, 2006
	2008	2007
Net Asset Value per Share, Beginning of Year	$ 24.50	$20.28	$20.00

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.19)	(0.19)	(0.10)
Net Realized and Unrealized Gain on Investments	(9.51)	4.41	0.38

Total from Investment Operations	(9.70)	4.22	0.28

Net Asset Value per Share, End of Year	$ 14.80	$24.50	$20.28

Total Return	(39.70)%	20.86%	1.40	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$2,313	$3,498	$1,531
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.54%	1.79%	3.71	%(3)
After Expense Reimbursement	1.35%	1.43%	1.45	%(3)
Ratio of Net Investment (Loss) to Average Net Assets	(0.89)%	(0.85)%	(0.71	)%(3)
Portfolio Turnover Rate	57.99%	56.12%	20.40	%(3)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period February 6, 2006 (Commencement of Operations) through October 31, 2006 and not indicative of a full year’s operating results.

(3)	Annualized.

TCW Relative Value Large Cap Fund (Previously Named TCW Diversified Value Fund)

Class N

	Year Ended October 31
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$ 16.83	$16.18	$13.78	$12.32	$10.61

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.17	0.12	0.08	0.04	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(6.78)	0.72	2.57	1.65	1.73

Total from Investment Operations	(6.61)	0.84	2.65	1.69	1.72

Less Distributions:
Distributions From Net Investment Income	(0.12)	(0.07)	— (2)	(0.02)	(0.01)
Distributions from Net Realized Gain	(0.35)	(0.12)	(0.25)	(0.21)	—

Total Distributions	(0.47)	(0.19)	(0.25)	(0.23)	(0.01)

Net Asset Value per Share, End of Year	$ 9.75	$16.83	$16.18	$13.78	$12.32

Total Return	(40.31)%	5.28%	19.56%	13.81%	16.25%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$118,338	$188,715	$85,125	$35,248	$13,396
Ratio of Net Expenses to Average Net Assets:
Before Expense Reimbursement	1.19%	1.18%	1.20%	1.41%	1.80%
After Expense Reimbursement	N/A	N/A	N/A	1.40%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.25%	0.72%	0.52%	0.27%	(0.06)%
Portfolio Turnover Rate	40.77%	30.58%	27.44%	34.74%	59.75%

(1)	Computed using the average shares outstanding throughout the period.

(2)	Amount rounds to less than $0.01 per share.

TCW Relative Value Small Cap Fund

Class N

	Year Ended October 31
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$ 15.26	$15.08	$13.49	$13.20	$11.96

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.04)	(0.05)	(0.05)	(0.07)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	(5.88)	1.06	2.27	1.28	1.43

Total from Investment Operations	(5.92)	1.01	2.22	1.21	1.32

Less Distributions:
Distributions from Net Realized Gain	(1.42)	(0.83)	(0.63)	(0.92)	(0.08)

Net Asset Value per Share, End of Year	$ 7.92	$15.26	$15.08	$13.49	$13.20

Total Return	(42.33)%	7.03%	16.92%	9.21%	11.09%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$21,134	$96,786	$91,085	$53,083	$36,392
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.52%	1.43%	1.43%	1.57%	1.69%
After Expense Reimbursement	1.46%	N/A	N/A	N/A	1.65%
Ratio of Net Investment (Loss) to Average Net Assets	(0.30)%	(0.34)%	(0.37)%	(0.54)%	(0.82)%
Portfolio Turnover Rate	31.59%	33.62%	48.81%	44.61%	51.62%

(1)	Computed using average shares outstanding throughout the period.

TCW Select Equities Fund

Class N

	Year Ended October 31
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$ 21.66	$18.71	$19.00	$17.46	$16.75

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.10)	(0.04)	(0.14)	(0.16)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	(6.93)	3.16	(0.15)	1.70	0.86

Total from Investment Operations	(7.03)	3.12	(0.29)	1.54	0.71

Less Distributions:
Distributions from Net Realized Gain	(2.08)	(0.17)	—	—	—

Net Asset Value per Share, End of Year	$ 12.55	$21.66	$18.71	$19.00	$17.46

Total Return	(35.77)%	16.83%	(1.53)%	8.82%	4.24%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$177,885	$647,402	$975,971	$1,168,507	$1,215,148
Ratio of Expenses to Average Net Assets	1.20%	1.19%	1.17%	1.21%	1.20%
Ratio of Net Investment (Loss) to Average Net Assets	(0.57)%	(0.19)%	(0.71)%	(0.90)%	(0.89)%
Portfolio Turnover Rate	50.80%	32.44%	38.65%	16.32%	14.41%

(1)	Computed using average shares outstanding throughout the period.

TCW Small Cap Growth Fund

Class N

	Year Ended October 31
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$ 25.58	$19.40	$16.22	$14.44	$14.53

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	(0.21)	(0.22)	(0.17)	(0.22)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	(10.62)	6.40	3.35	2.00	0.06

Total from Investment Operations	(10.83)	6.18	3.18	1.78	(0.09)

Net Asset Value per Share, End of Year	$ 14.75	$25.58	$19.40	$16.22	$14.44

Total Return	(42.34)%	31.86%	19.61%	12.33%	(0.62)%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$19.634	$25,864	$29,310	$31,617	$79,219
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.64%	1.69%	1.66%	1.75%	1.60%
After Expense Reimbursement	1.61%	1.65%	N/A	N/A	N/A
Ratios of Net Investment (Loss) to Average Net Assets	(1.00)%	(1.04)%	(0.92)%	(1.44)%	(1.00)%
Portfolio Turnover Rate	110.57%	92.14%	96.93%	76.33%	42.56%

(1)	Computed using average shares outstanding throughout the period.

TCW Value Opportunities Fund

Class N

	Year Ended October 31
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$ 23.60	$23.85	$21.81	$20.56	$19.11

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.04	(0.02)	0.02	(0.07)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(7.78)	1.93	3.71	1.62	1.55

Total from Investment Operations	(7.74)	1.91	3.73	1.55	1.45

Less Distributions:
Distributions from Net Investment Income	—	(0.01)	—	—	—
Distributions from Net Realized Gain	(3.25)	(2.15)	(1.69)	(0.30)	—

Total Distributions	(3.25)	(2.16)	(1.69)	(0.30)	—

Net Asset Value per Share, End of Year	$ 12.61	$23.60	$23.85	$21.81	$20.56

Total Return	(37.35)%	8.56%	17.85%	7.53%	7.59%

Ratio/Supplemental Data:
Net Assets, End of Year (in thousands)	$51,162	$170,918	$191,179	$222,342	$313,913
Ratio of Expenses to Average Net Assets	1.27%	1.25%	1.22%	1.27%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.22%	(0.08)%	0.08%	(0.32)%	(0.47)%
Portfolio Turnover Rate	50.79%	38.16%	73.48%	59.48%	46.33%

(1)	Computed using average shares outstanding throughout the period.

TCW Core Fixed Income Fund

Class N

	Year Ended October 31
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$ 9.86	$9.79	$9.78	$10.25	$10.08

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.46	0.40	0.36	0.37	0.43
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)	0.09	0.06	(0.36)	0.18

Total from Investment Operations	0.09	0.49	0.42	0.01	0.61

Less Distributions:
Distributions from Net Investment Income	(0.51)	(0.42)	(0.41)	(0.48)	(0.44)

Net Asset Value per Share, End of Year	$ 9.44	$9.86	$9.79	$ 9.78	$10.25

Total Return	0.73%	5.17%	4.44%	0.01%	6.19%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$83,506	$114,860	$17,821	$17,432	$16,633
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.83%	0.82%	1.08%	1.10%	1.10%
After Expense Reimbursement	0.73%	0.76%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.58%	4.10%	3.67%	3.61%	4.23%
Portfolio Turnover Rate	81.45%	76.69%	90.58%	97.60%	73.55%

(1)	Computed using average shares outstanding throughout the period.

TCW Emerging Markets Income Fund

Class N

	Year Ended October 31				March 1, 2004 (Commencement of Offering of N Class Shares) through October 31, 2004
	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Year	$ 9.67	$ 9.77	$9.08	$ 8.30	$7.72

Income from Investment Operations:
Net Investment Income(1)	0.54	0.64	0.48	6.40	0.27
Net Realized and Unrealized Gain on Investments	(2.45)	(0.02)	0.21	(5.62)	0.31

Total from Investment Operations	(1.91)	0.62	0.69	0.78	0.58

Less Distributions:
Distributions from Net Investment Income	(0.58)	(0.29)	—	—	—
Distributions from Net Realized Gain	(0.29)	(0.43)	—	—	—

Total Distributions:	(0.87)	(0.72)	—	—	—

Net Asset Value per Share, End of Year	$ 6.89	$ 9.67	$9.77	$ 9.08	$8.30

Total Return	(21.51)%	6.56%	7.60%	9.40%	7.51	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,229	$1,256	$31	$ — (3)	$ —	(3)
Ratio of Expenses to Average Net Assets:
Before Expense Waiver	1.97%	2.63%	353.50%	899.58%	22.68	%(4)
After Expense Waiver	1.36%	1.46%	1.36%	1.47%	1.50	%(4)
Ratio of Net Investment Income to Average Net Assets	5.94%	6.58%	4.97%	6.83%	5.24	%(4)
Portfolio Turnover Rate	156.72%	146.82%	149.79%	92.86%	79.63	%(5)

(1)	Computed using average shares outstanding for the period.

(2)	For the period March 1, 2004 (Commencement of Offering of N Class Shares) through October 31, 2004 and not indicative of a full year’s operating results.

(3)	The Amount rounds to less than $1 (in thousands).

(4)	Annualized.

(5)	Represents the Fund’s turnover for the year ended October 31, 2004.

TCW High Yield Bond Fund

Class N

	Year Ended October 31
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$ 6.78	$ 6.90	$ 6.87	$ 7.30	$ 7.09

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.46	0.47	0.49	0.52	0.55
Net Realized and Unrealized Gain (Loss) on Investments	(2.16)	(0.07)	0.05	(0.43)	0.23

Total from Investment Operations	(1.70)	0.40	0.54	0.09	0.78

Less Distributions:
Distributions from Net Investment Income	(0.51)	(0.52)	(0.51)	(0.52)	(0.57)

Net Asset Value per Share, End of Year	$ 4.57	$ 6.78	$ 6.90	$ 6.87	$ 7.30

Total Return	(26.63)%	5.96%	8.15%	1.21%	11.42%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$15.578	$22,146	$50,318	$40,862	$53,551
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.30%	1.20%	1.20%	1.25%	1.32%
After Expense Reimbursement	1.20%	N/A	N/A	1.24%	1.30%
Ratio of Net Investment Income to Average Net Assets	7.46%	6.71%	7.18%	7.25%	7.56%
Portfolio Turnover Rate	113.03%	91.99%	87.48%	97.52%	99.77%

(1)	Computed using average shares outstanding throughout the period.

TCW Total Return Bond Fund

Class N

	Year Ended October 31
	2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Year	$ 9.89	$ 9.81	$ 9.73	$ 9.95	$ 9.85

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.64	0.47	0.44	0.47	0.47
Net Realized and Unrealized Gain (Loss) on Investments	(0.46)	0.09	0.07	(0.26)	0.07

Total from Investment Operations	0.18	0.56	0.51	0.21	0.54

Less Distributions:
Distributions from Net Investment Income	(0.52)	(0.48)	(0.43)	(0.43)	(0.44)

Net Asset Value per Share, End of Year	$ 9.55	$ 9.89	$ 9.81	$ 9.73	$ 9.95

Total Return	1.75%	5.87%	5.42%	2.14%	5.62%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$1,031,156	$354,650	$203,481	$153,552	$72,458
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.84%	0.88%	0.88%	0.94%	1.04%
After Expense Reimbursement	0.73%	0.74%	0.74%	0.74%	0.74%
Ratio of Net Investment Income to Average Net Assets	6.51%	4.80%	4.56%	4.75%	4.75%
Portfolio Turnover Rate	9.09%	18.29%	21.84%	24.39%	32.82%

(1)	Computed using average shares outstanding throughout the period.

TCW Conservative Allocation Fund (Previously Named TCW Conservative LifePlan Fund)

Class N

	Year Ended October 31 2008	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$ 10.60	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.28	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(1.80)	0.49

Total from Investment Operations	(1.52)	0.70

Less Distributions:
Distributions from Net Investment Income	(0.32)	(0.10)
Distributions from Net Realized Gain	(0.16)	—

Total Distributions	(0.48)	(0.10)

Net Asset Value per Share, End of Year	$ 8.60	$10.60

Total Return	(14.89)%	7.03	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$91	$107
Ratio of Expenses to Average Net Assets:(3)
Before Expense Reimbursement	15.22%	24.57	%(4)
After Expense Reimbursement	0.98%	1.06	%(4)
Ratio of Net Investment Income to Average Net Assets	2.91%	2.10	%(4)
Portfolio Turnover Rate	87.68%	59.06	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and not indicative of a full year’s operating results.

(3)	Does not include expenses of the underlying affiliated investment companies.

(4)	Annualized.

TCW Moderate Allocation Fund (Previously Named TCW Moderate LifePlan Fund)

Class N

	Year Ended October 31	November 16, 2006 (Commencement of Operations) through October 31, 2007
	2008
Net Asset Value per Share, Beginning of Period	$ 11.14	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(3.39)	1.12

Total from Investment Operations	(3.30)	1.22

Less Distributions:
Distributions from Net Investment Income	(0.27)	(0.08)
Distributions from Net Realized Gain	(0.43)	—

Total Distributions	(0.70)	(0.08)

Net Asset Value per Share, End of Year	$ 7.16	$11.14

Total Return	(31.43)%	12.32	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$77	$112
Ratio of Expenses to Average Net Assets:(3)
Before Expense Reimbursement	13.77%	17.93	%(4)
After Expense Reimbursement	1.04%	1.07	%(4)
Ratio of Net Investment Income to Average Net Assets	0.98%	0.98	%(4)
Portfolio Turnover Rate	44.06%	183.78	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and not indicative of a full year’s operating results.

(3)	Does not include expenses of the underlying affiliated investment companies.

(4)	Annualized.

TCW Aggressive Allocation Fund (Previously Named TCW Aggressive LifePlan Fund)

Class N

	Year Ended October 31 2008	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$ 10.96	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	(0.06)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(3.92)	1.00

Total from Investment Operations	(3.98)	1.01

Less Distributions:
Distributions from Net Investment Income	(0.09)	(0.05)
Distributions from Net Realized Gain	(0.01)	—

Total Distributions	(0.10)	(0.05)

Net Asset Value per Share, End of Year	$ 6.88	$10.96

Total Return	(36.61)%	10.13	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$70	$110
Ratio of Expenses to Average Net Assets:(3)
Before Expense Reimbursement	15.25%	19.55	%(4)
After Expense Reimbursement	1.39%	1.30	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.58)%	0.05	%(4)
Portfolio Turnover Rate	45.90%	7.44	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and not indicative of a full year’s operating results.

(3)	Does not include expenses of the underlying affiliated investment companies.

(4)	Annualized.

Glossary

American Depository Receipt (ADR) — Receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and are publicly traded on exchanges or over-the-counter markets in the U.S.

Amortized Cost — This method involves valuing securities at their cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. This accounting method is used for the TCW Money Market Fund.

Annualize — To convert to an annual basis. The expression of a rate of return over periods other than one year converted to annual terms. For example, a cumulative return of 21% over two years would convert into an annualized return of 10% per annum, even though each annual return may have looked nothing like 10%. For example, if an investment earned -2% in year one and 23.5% in year two, the compound annual return would be 10%.

Average Maturity — The average length of time on which the principal of a bond in a bond fund must be repaid.

Basis Point — One basis point is .01% or 1/100 of a percentage point. 100 basis points equal one percent (1%).

Benchmark — Any basis of measurement, such as an index, that is used by an investment manager as a yardstick to assess the performance of a portfolio. For example, the S&P 500® Index is a commonly used benchmark for U.S. large cap equity portfolio.

Commercial Paper — A short-term, unsecured promissory note issued in the public market as an obligation of the issuing entity. The maturity of commercial paper is typically less than 270 days.

Distribution (12b-1) Fees — Fees assessed to shareholders for marketing and distribution expenses for a fund.

Dividends — A distribution of corporate earnings to shareholders.

Duration — A weighted-average term-to-maturity of a bond’s cash flows, the weights being the present value of each cash flow as a percentage of the bond’s full price. Duration is often used to measure the potential volatility of a bond’s price;

bonds with longer durations are more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations. Bonds with uncertain payment schedules, such as mortgage-backed securities, which can be prepaid, have durations which may vary or lengthen in certain interest rate environments making their market values more volatile than when acquired.

Emerging Market Country — A country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) as well as Bahrain, Brunei, Cyprus, Greece, Hong Kong, Israel, Kuwait, Macau, Qatar, Saudi Arabia, Singapore, Slovenia, South Korea, Taiwan and the United Arab Emirates.

Emerging Market Company — A company that (i) is organized under the laws of an Emerging Market Country or has a principal office in an Emerging Market Country; or (ii) derives 50% or more of its gross revenues or profits from goods produced or sold, investments made, or services preformed in Emerging Market Countries or has at least 50% of its assets located in Merging Market Countries; or (iii) its equity securities are traded principally on a stock exchange or over-the-counter in an Emerging Market Country.

Exchange-Traded Funds (ETF) — ETFs are typically open-end investment companies whose shares are listed for trading on a national securities exchange or the NASDAQ National Market System.

Exchange-Traded Noted (ETN) — ETNs are senior, unsecured, unsubordinated deft securities issued by a bank or other financial institution. ETNs have a maturity date and are backed only by the credit of the issuer. The returns of ETNs are linked to the performance of a market benchmark or strategy less investor fees. The issuer of an ETN typically makes interest payments and a principal payment at maturity that is linked to the price movement of a market benchmark or strategy.

Expense Ratio — Expressed as a percentage provides an investor the total cost for fund operating expenses and management fees.

Global Depository Receipt (GDR) — Receipts for shares in a foreign based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Asia, Europe, the United Stated and Latin America to offer shares in many markets around the world.

Growth Companies — Companies that have exhibited faster-than-average gains in earnings over the last few years and are expected to continue to show a high level of profit growth. Growth companies are generally riskier investments than average companies, however, since they usually have higher price-to-earnings ratios and make little or no dividend payments to shareholders.

Interest — Cost of using money, expressed as a rate per period of time, usually one year, in which case it is called an annual rate of interest.

Intrinsic Value — A company’s long-term value. The valuation is determined by applying data inputs to a valuation theory or model.

Junk Bonds — Junk bonds or high yield bonds are bonds that have a credit rating of BB or lower by ratings agencies such as Moody’s Investor Service, Inc. or Standard & Poor’s Corporation. These bonds typically pay a higher yield to compensate for the greater credit risk.

Large Capitalization Companies — Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.

Maturity — The date at which a debt instrument is due and payable.

Money Market Instruments — Such instruments high quality, short term debt instruments. A money market instrument typically matures in 397 days or less.

Options — An instrument that provides for an investor to initiate a purchase and/or sell transaction. An owner of a call (put) option has the right to purchase (sell) the underlying security at specified prices, and this right lasts until a specified date.

Price to Earnings (P/E) Ratio — A stock’s market price divided by its current or estimated future earnings per share. A fundamental measure of the attractiveness of a particular security versus all other securities as determined by the investing public. The higher the P/E, the more investors are paying, and therefore the more earnings growth they are expecting. The lower the ratio relative to the average of the stock market, the lower the (market’s) profit growth expectations.

Price to Book (P/B) Ratio — The weighted average of the price/book ratios of all the stocks in a fund’s portfolio. Generally, a high P/B ratio indicates the price of the stock exceeds the actual worth of the company’s assets, while a low P/B ratio indicates the stock is relatively cheap.

Principal — Face amount of a debt instrument on which interest is either owed or earned.

Real Estate Investment Trust (REIT) — A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate loans or interests. REITs are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code.

Record Date — Date on which a shareholder must officially own shares in order to be entitled to a dividend.

Rule 2a-7 — Rule under the Investment Company Act of 1940, as amended, which allows for the use of the amortized cost method of accounting as long as the portfolio adheres to certain parameters related to credit quality, security type and maturity. The TCW Money market Fund adheres to the requirements of Rule 2a-7.

Small Capitalization Companies — Small capitalization companies are less well established companies but in many cases are faster-growing than mid-cap companies or large cap companies. Because they are less established, small cap companies’ stocks are usually more volatile than mid-cap or large cap company stocks.

Standard Deviation — A statistical measurement of distribution around an average, which depicts how widely returns varied over a certain period of time. Investors use the standard deviation of historical performance to try to predict the most likely range of returns. When a fund has a high standard deviation, the predicted range of performance is wide, implying greater volatility.

Total Return — Return on an investment including both appreciation (depreciation) and interest or dividends.

Turnaround Situation — When a company has a sound balance sheet but has securities that are selling a significant market discount to the investment advisor’s estimate of the company’s 24 month sustainable earnings.

Turnover — Statistical ratio measuring the amount of transactions within a portfolio over a given time period.

Undervalued Assets — When a company’s securities are selling below probable liquidation values, net working capital or tangible book value.

Undervalued Growth Potential — When a company has a strong potential growth rate and a strong balance sheet but has securities selling at less than a market multiple (based on normalized earnings) and/or a price earnings multiple at a discount to its peer group of companies.

Value Companies — Value companies are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

Weighted Average Duration — The average duration of securities in an investment portfolio weighted by market value.

Weighted Average Market Cap — The weighted average is computed by weighing each company market capitalization by the market value of the securities in the fund’s portfolio. Market capitalization is found by multiplying the number of outstanding shares of stock for a company by the current market price of those shares.

Weighted Average Maturity — The weighted average is computed by weighing each securities maturity date by the market value of the security in the fund.

Weighted Average Reset Frequency — The average time to the next coupon reset date of floating rate securities in an investment portfolio weighted by market value.

Yield Curve — A visual representation of the term structure of interest rates by plotting the yields of all bonds of the same quality within maturities ranging from the shortest to the longest available. It shows the relationship between bond yields and maturity lengths. A normal or positive yield curve signifies higher interest rates for long-term investment, while a negative or downward curve indicates higher short-term rates.

Yield Spreads — A difference in yield between various issues of securities.

Yield to Maturity — The yield provided by a bond that is held to its maturity date, taking into account both interest payments and capital gains or losses.

TCW Funds Insight that works for you.™

TCW Funds, Inc.

865 South Figueroa Street
Los Angeles, California 90017

800 FUND TCW
(800 386 3829)

www.tcwfunds.com

SEC file number: 811 7170

More information on each Fund is available free upon request by calling 800 FUND TCW (800 386 3829), or on the Internet at www.tcwfunds.com, including the following:

Annual/Semi-Annual Report
Additional information about each Fund's investments is in the Funds' annual and semi-annual reports to the shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)
Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus. The SAI can be reviewed and photocopied at the SEC's Public Reference Room in Washington, D.C.

Shareholder Account Information
For additional information, such as transaction and account inquiries:

Call 800 248 4486, or send your request to:
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC
P.O Box 701
Milwaukee, WI 53201-0701

You can obtain copies of reports and other information about the Funds on the SEC's EDGAR database at www.sec.gov, by visiting the SEC's Public Reference Room in Washington, D.C., by sending your request to the SEC's Public Reference Section, or by electronic request to publicinfo@sec.gov. A fee will be charged for making copies. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202 942 8090.

FSC
Mixed Sources
Product group from well-managed forests, controlled sources and recycled wood or fiber
Cert no. SCS-COC-00648
www.fsc.org
© 1996 Forest Stewardship Council

FUNDnp0209